As filed with the Securities and Exchange Commission on January 10, 2012

Securities Act File No. 333-178305

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

MTB GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

1 (800) 836-2211

(Registrant’s Area Code and Telephone Number)

100 EAST PRATT STREET, 17th FLOOR, BALTIMORE, MARYLAND 21202

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

Michael D. Daniels

MTB Group of Funds

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Name and Address of Agent for Service of Process)

(Number, Street, City, State, Zip Code)

With a copy to

Alison M. Fuller, Esq.

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

Approximate date of public offering: As soon as practicable following effectiveness of the Registration Statement.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon section 24(f).

It is proposed that this filing will become effective immediately upon filing on January 10, 2012 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

MTB GROUP OF FUNDS

MTB Prime Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund

MTB U.S. Government Bond Fund

100 East Pratt Street (17th Floor)

Baltimore, Maryland 21202

1.800.836.2211

January 10, 2012

Dear Shareholder:

I am writing to let you know that a special meeting of the shareholders of MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB U.S. Government Bond Fund, (the “Target Funds”), each a series of the MTB Group of Funds (“Trust”), will be held at 3:00 p.m. Eastern Time on February 21, 2012, at the Trust’s principal executive offices at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202. The purpose of the meeting is to vote on a proposal to reorganize each of the Target Funds into a corresponding fund (each an “Acquiring Fund”) and share class (as listed below) of the Trust.

Target Funds	Acquiring Funds
MTB Prime Money Market Fund	MTB Money Market Fund
Corporate Class Shares	Class I Shares (to be redesignated Select Shares)†

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†
Class I2 Shares (to be redesignated Administrative Shares)†	Class I2 Shares (to be redesignated Administrative Shares)†

MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

†

With regard to the money market funds, on or about January 20, 2012, Class I Shares will be redesignated as Select Shares, Class I2 Shares will be redesignated as Administrative Shares and Class A Shares will be redesignated as Service Shares pursuant to a plan of recapitalization.

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If you are a shareholder of record of a Target Fund as of the close of business on December 23, 2011, you have the opportunity to vote on the proposal. This package contains information about the proposal and the materials to use when casting your vote. If a proposed reorganization is approved by a Target Fund’s shareholders, on the effective date of the proposed reorganization, Target Fund shareholders will be issued shares of the corresponding class of the corresponding Acquiring Fund as shown in the table above that are equal in total dollar value to the shares that a Target Fund shareholder held in a Target Fund immediately prior to the effectiveness of the reorganization.

The proposal has been carefully reviewed by the Board of Trustees for the Trust (“Board” or “Trustees”). The Board considered the recommendation of MTB Investment Advisors, Inc. (“MTBIA”), the investment advisor of each Target Fund and each Acquiring Fund, that the proposed reorganizations are in the best interests of the Funds and their shareholders. In particular, the Board considered information presented by MTBIA that: (i) the Acquiring Funds had comparatively better prospects for asset growth; (ii) the reorganizations would not impose any tax costs on Target Fund shareholders; (iii) the reorganization would result in certain fixed expenses being spread over a larger asset base, thereby reducing each Target Fund shareholder’s share of those expenses; and (iv) the other alternative for each Target Fund is liquidation, which is not an attractive option for Target Fund shareholders. After reviewing MTBIA’s recommendation and the information presented, the Board determined that the proposed reorganizations are in the best interests of the Funds and their shareholders.

The Trustees recommend that you vote for the proposed reorganizations. If a reorganization is approved by the shareholders of the affected Target Fund and other conditions to the reorganization are satisfied, your current Target Fund shares will be exchanged for shares of the corresponding Acquiring Fund. More information on the specific details of and reasons for each Target Fund’s reorganization is contained in the enclosed Combined Prospectus/Proxy Statement.

Although we are disappointed that the Target Funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that shareholders will be well served by the proposed reorganizations, which will allow them to remain invested in an Acquiring Fund.

Please read the enclosed materials carefully and cast your vote on the proxy card. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

Voting is quick and easy. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone. Simply call the toll-free number on your proxy card and follow the recorded instructions. You may also vote your shares by internet. Simply go to the website indicated on your proxy card and follow the instructions provided on the website to cast your vote. If we do not hear from you after a reasonable amount of time, you may receive a call from our proxy solicitor, Broadridge Financial Solutions, Inc., reminding you to vote.

If you have any questions before you vote, please call MTB Funds Shareholder Services toll-free at 1-800-836-2211. Thank you for your participation in this important initiative.

Sincerely,

Timothy L. Brenner

President, MTB Group of Funds

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MTB GROUP OF FUNDS

MTB Prime Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund

MTB U.S. Government Bond Fund

100 East Pratt Street (17th Floor)

Baltimore, Maryland 21202

1.800.836.2211

www.mtbfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON FEBRUARY 21, 2012

To Our Shareholders:

Notice is hereby given that a special meeting of shareholders of MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB U.S. Government Bond Fund (“Target Funds”), each a series of the MTB Group of Funds (the “Trust”), will be held at 3:00 p.m. Eastern Time on February 21, 2012, at the Trust’s principal executive offices at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202 (the “Meeting”). The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.

The proposal: To approve a Plan of Reorganization providing for the (i) transfer of substantially all of the assets and liabilities of each Target Fund to a corresponding series (each, an “Acquiring Fund” and together, the “Acquiring Funds”) of the MTB Group of Funds (the “Trust”) in exchange for shares of the designated classes of the corresponding Acquiring Fund; and (ii) the distribution of the shares of designated classes of the corresponding Acquiring Fund to the shareholders of each Target Fund in liquidation of each of the Target Funds.

Under the terms of the Plan of Reorganization each of the following Target Funds would be acquired by the corresponding Acquiring Fund listed opposite its name:

Target Fund	Acquiring Fund
MTB Prime Money Market Fund	MTB Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

It is not anticipated that any matters other than the approval of the proposal will be brought before the Meeting. If, however, any other business is properly brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated as proxies or otherwise as described in the attached Combined Prospectus/Proxy Statement. Shareholders of record of each Target Fund at the close of business on December 23, 2011 are entitled to notice of, and to vote at, such Meeting and any adjournments thereof.

You are cordially invited to attend the Meeting. Shareholders are requested and encouraged to complete, date and sign the enclosed proxy card and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, to vote via telephone or internet, please refer to the enclosed proxy card. If you intend to attend the Meeting in person, you may register your presence with the registrar and vote your shares in person, even if you have previously voted your shares by proxy. If you properly execute and return the enclosed proxy card in time to be voted at the Meeting, your shares represented by the proxy will be voted at the Meeting in accordance with your instructions. Unless revoked, proxies that have been executed and returned by shareholders without instructions will be voted in favor of the proposal.

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The enclosed proxy is being solicited on behalf of the Board of Trustees of the Trust (“Board” or “Trustees”), on behalf of each Target Fund.

The Board recommends that the shareholders of each Target Fund vote FOR the proposal.

By order of the Board of Trustees

Lisa R. Grosswirth

Secretary, MTB Group of Funds

January 10, 2012

YOUR VOTE IS IMPORTANT—PLEASE VOTE YOUR SHARES PROMPTLY

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting in person is urged to vote using the internet or touch-tone telephone instructions found below or indicate voting instructions on the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.	Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration on the proxy card.

3.	All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:

REGISTRATION		VALID SIGNATURE
A.	1) ABC Corp.	John Smith, Treasurer

	2) ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer

B.	1) ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee

	2) ABC Trust	Ann B. Collins, Trustee

	3) Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee

C.	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Combined Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Combined Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website to cast your vote.

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COMBINED PROSPECTUS/PROXY STATEMENT

DATED JANUARY 10, 2012

MTB GROUP OF FUNDS

MTB Prime Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund

MTB U.S. Government Bond Fund

100 East Pratt Street (17th Floor)

Baltimore, Maryland 21202

1.800.836.2211

ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF

MTB Prime Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund

MTB U.S. Government Bond Fund

BY AND IN EXCHANGE FOR SHARES OF, RESPECTIVELY

MTB Money Market Fund

MTB Tax-Free Money Market Fund

MTB Tax-Free Money Market Fund

MTB Short Duration Government Bond Fund

This Combined Prospectus/Proxy Statement (“Prospectus/Proxy Statement”) solicits proxies to be voted at a special meeting of shareholders (the “Meeting”) of the MTB Prime Money Market Fund (the “Prime Money Market Fund”), MTB Pennsylvania Tax-Free Money Market Fund (the “PA Tax-Free Money Market Fund”), MTB New York Tax-Free Money Market Fund (the “NY Tax-Free Money Market Fund”) and MTB U.S. Government Bond Fund (the “U.S. Government Bond Fund” and, with the Prime Money Market Fund, the PA Tax-Free Money Market Fund and the NY Tax-Free Money Market Fund, collectively the “Target Funds,” each a series of the MTB Group of Funds (the “Trust”)). The MTB Money Market Fund (“Money Market Fund”), MTB Tax-Free Money Market Fund (“Tax-Free Money Market Fund”) and MTB Short Duration Government Bond Fund (“Short Duration Government Bond Fund”) are referred to as the “Acquiring Funds.”

At the Meeting, shareholders of each Target Fund will be asked to approve a Plan of Reorganization (the “Plan”) relating to the reorganization of the Target Fund into a corresponding Acquiring Fund of the Trust, as listed below, and as described more fully in the Plan (each, a “Reorganization”).

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Target Funds	Acquiring Funds
Prime Money Market Fund	Money Market Fund
Corporate Class Shares	Class I Shares (to be redesignated Select Shares)†

PA Tax-Free Money Market Fund	Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†
Class I2 Shares (to be redesignated Administrative Shares)†	Class I2 Shares (to be redesignated Administrative Shares)†

NY Tax-Free Money Market Fund	Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†

U.S. Government Bond Fund	Short Duration Government Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

†

With regard to the money market funds, on or about January 20, 2012, Class I Shares will be redesignated as Select Shares, Class I2 Shares will be redesignated as Administrative Shares and Class A Shares will be redesignated as Service Shares pursuant to a plan of recapitalization. Although shareholders of the MTB money market funds will ultimately receive Select Shares, Administrative Shares and Service Shares, for the sake of clarity, this Prospectus/Proxy Statement will refer to the share classes as Class I, Class I2 and Class A which is their current designation as of the date of this Prospectus/Proxy Statement.

If a proposed reorganization is approved by the Target Fund’s shareholders, on the effective date of the proposed reorganization, Target Fund shareholders will be issued shares of the corresponding class of the corresponding Acquiring Fund as shown in the table above.

The Meeting will be held at the principal executive offices of the Trust at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202, on February 21, 2012, at 3:00 p.m., Eastern Time. The Board of Trustees of the Trust (“Board” or “Trustees”) is soliciting these proxies on behalf of each Target Fund. This Prospectus/Proxy Statement will first be sent to shareholders on or about January 13, 2012.

Each Target Fund and each Acquiring Fund is a registered, open-end investment company (mutual fund). If a Target Fund’s shareholders vote to approve the Plan, shareholders of the Target Fund will receive Acquiring Fund shares having a total dollar value equivalent to the total dollar value of their investment in the Target Fund immediately prior to the time of the Reorganizations, as determined pursuant to the Plan. Each Target Fund will then be liquidated and dissolved.

This Prospectus/Proxy Statement sets forth concisely the information about the proposed Reorganizations and the Acquiring Funds that you should know before voting on the Plan(s) with respect to a Target Fund and investing in an Acquiring Fund.

You should retain this Prospectus/Proxy Statement for future reference. Additional information about the Target Funds, the Acquiring Funds and the proposed Reorganizations has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and can be found in the following documents and is incorporated into this Prospectus/Proxy Statement by reference:

•	The prospectus of each Acquiring Fund and Target Fund, dated August 31, 2011, as supplemented and amended to date which is enclosed herewith and incorporated herein by reference; and

•	A statement of additional information (“SAI”) dated January 10, 2012, relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated herein by reference.

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You may request a free copy of the SAI relating to this Prospectus/Proxy Statement without charge by calling 1-800-836-2211 or by writing to the Trust at 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202.

You can obtain copies of the Trust’s current prospectuses, SAIs, or annual or semiannual reports without charge by contacting the Trust at 1-800-836-2211, or by visiting www.mtbfunds.com.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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OVERVIEW

This is a summary of the information that is contained elsewhere in this Prospectus/Proxy Statement, as well as the Plan, the prospectus of the Trust relating to the Target Funds and the Acquiring Funds, dated August 31, 2011, as supplemented and amended to date (“Prospectus”), and the SAI for this Prospectus/Proxy Statement, all of which are incorporated herein by reference. Shareholders should read the entire Prospectus/Proxy Statement and the Prospectus of the Trust (which is included herewith) carefully for more complete information.

What proposal am I being asked to vote on?

As a Target Fund shareholder, you are being asked to vote on a Plan of Reorganization (the “Plan”). A Reorganization consists of the transfer by a Target Fund of substantially all of its assets, except for assets in an amount deemed necessary to discharge the Target Fund’s liabilities, to the Acquiring Fund in exchange for shares of the Acquiring Fund having a value equal to the net assets of the Target Fund, as determined pursuant to the Plan. The Acquiring Fund shares will be issued to Target Fund shareholders as part of the liquidation of each Target Fund. Shareholders of a share class of a Target Fund will receive their pro rata portion of the shares of the corresponding class of the Acquiring Fund as of the time the Reorganization occurs. The Reorganization of each Target Fund into its respective Acquiring Fund is currently scheduled to take place immediately prior to the opening of business on March 12, 2012, or such other date and time as the parties may agree (the “Closing Date”). The Plan contemplates the Reorganization of each Target Fund and its share classes into the corresponding Acquiring Fund and its share classes as set forth below.

Target Funds	Acquiring Funds
Prime Money Market Fund	Money Market Fund
Corporate Class Shares	Class I Shares (to be redesignated Select Shares)†

PA Tax-Free Money Market Fund	Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†
Class I2 Shares (to be redesignated Administrative Shares)†	Class I2 Shares (to be redesignated Administrative Shares)†

NY Tax-Free Money Market Fund	Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†

U.S. Government Bond Fund	Short Duration Government Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

†

With regard to the money market funds, on or about January 20, 2012, Class I Shares will be redesignated as Select Shares, Class I2 Shares will be redesignated as Administrative Shares, and Class A Shares will be redesignated as Service Shares pursuant to a plan of recapitalization.

Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of the corresponding Acquiring Fund as part of the applicable Reorganization should redeem their shares prior to the completion of the Reorganization. If you redeem your non-money market shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganization and your shares are subject to a contingent deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

The Plan is subject to certain closing conditions and termination rights, including the right of the Board of Trustees of the Trust (“Board” or “Trustees”) to terminate the Plan with respect to a Target Fund or Acquiring Fund, as applicable, if it determines that proceeding with the applicable Reorganization is not in the best interests of a Target Fund or Acquiring Fund.

What is the anticipated timing of the Reorganizations?

The meeting of shareholders is scheduled to occur on February 21, 2012. If all necessary approvals are obtained, the proposed Reorganizations will likely take place in the first quarter of 2012.

Why are the Reorganizations being proposed?

MTB Investment Advisors, Inc. (“MTBIA”), the investment advisor to the Funds, believes that the Reorganizations are in the best interests of each Target Fund and its shareholders. MTBIA believes that the Target Funds do not have good prospects for growth due to their investment strategies and size. The fundamental investment goals of the Target Funds and the Acquiring Fund are similar.

How would the Reorganizations benefit shareholders of the Target Funds?

Among other features, including those discussed above under “Why are the Reorganizations being proposed?,” the Reorganizations would offer shareholders of each Target Fund the opportunity to invest in a larger combined portfolio that has a similar investment goal and principal investment strategies to those of the Target Fund. Each Acquiring Fund, following its Reorganization, would have significantly more assets than each Target Fund and, as a result of the Reorganization, certain fixed expenses would be spread over a larger asset base, thereby reducing each Target Fund shareholder’s share of those expenses. Shareholders will benefit from a tax-free exchange of their Target Fund shares for Acquiring Fund shares.

Who bears the expenses associated with the Reorganizations?

The cost of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as the conversion costs associated with the Reorganizations, will be borne by MTBIA or its affiliates. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of the Trust, MTBIA and their affiliates, or, if necessary, a communications firm retained for this purpose. The Target Funds and the Acquiring Fund may incur brokerage fees and other transaction costs associated with the disposition and/or purchase of securities in contemplation of or as a result of the Reorganizations.

In addition, the sale of securities by a Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could increase the amount of the final distribution made by the Target Fund prior to the Reorganization. Immediately prior to the Closing Date of the Reorganization, each Target Fund will declare and pay to shareholders a final distribution consisting of all of its undistributed investment company taxable income, net capital gain and at least 90% of its tax-exempt net income, if any, for taxable years ending on or before the Closing Date of the Reorganization.

What are the federal income tax consequences of each Reorganization?

Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes (although there can be no assurance that the Internal Revenue Service will adopt a similar position). For more detailed information about the tax-free nature of the Reorganization please refer to the “Tax Consequences of the Reorganizations” section below.

Has the Board of the Target Funds approved the proposed Reorganizations?

The Board has approved each Reorganization and the Plan and recommends that you vote to approve the Plan.

As described in more detail below, MTBIA and the Board have engaged in discussions regarding how to pursue the best interests of each Target Fund and its shareholders in light of the limited asset size of the Target Fund and its poor prospects for growth. MTBIA proposed that the Board approve the Reorganizations, as opposed to other alternatives, in light of a number of factors, including the similarity in the Funds’ investment goals and strategies. For information regarding the specific factors that were considered by the Trustees, please refer to the “The Proposed Reorganizations—Reasons for the Reorganizations and Trustees’ Considerations” section below.

How will the number of shares of the Acquiring Fund that I will receive be determined?

As a Target Fund shareholder, you will receive your pro rata share of Acquiring Fund shares of the appropriate class received by the Target Fund in the Reorganization. The number of shares that a Target Fund’s shareholders will receive will be based on the relative net asset values of the Target Fund and the Acquiring Fund as of 4:00 p.m., Eastern Time, on the business day immediately preceding the Closing Date. Each Target Fund’s assets will be valued using the valuation procedures used to value the assets of the Acquiring Fund. The total value of your holdings should not change as a result of the Reorganization.

How do the fees of the Acquiring Fund compare to those of each Target Fund?

As a result of the proposed Reorganizations, and due to waivers (both contractual and voluntary waivers for the U.S. Government Bond Fund and voluntary waivers only for the Prime Money Market Fund, PA Tax-Free Money Market Fund and NY Tax-Free Money Market Fund), shareholders of each of the Target Funds (except for Class A shareholders of the NY Tax-Free Money Market Fund) can expect to experience lower expenses, as a percentage of average daily net assets, as shareholders in the corresponding Acquiring Fund after the Reorganizations. The Class A Shares of the Tax Free Money Market Fund, unlike Class A Shares of the NY Tax Free Money Market Fund will be subject to a 0.25% Rule 12b-1 fee and as a result shareholders may experience an increase in their annual fund operating expenses.

The contractual investment advisory fee of each Acquiring Fund, is lower than or equal to the contractual investment advisory fee of each Target Fund.

For more information, please see “Comparative Fee Tables and Expenses” and “Management of the Target Funds and Acquiring Funds” below.

Will I have to pay any front-end sales charges, contingent deferred sales charges or redemption fee in connection with the Reorganizations?

No. You will not have to pay any front-end sales charge, contingent deferred sales charge (“CDSC”) or redemption fee in connection with the Reorganizations, which means that the aggregate value of Acquiring Fund shares issued to you in the Reorganization will equal the aggregate value of the Target Fund shares you own immediately prior to the Reorganization.

With respect to Class A shares of an Acquiring Fund, shareholders will be subject to any applicable front-end sales charge on subsequent purchases of shares of the Acquiring Fund, after the Reorganization, to the extent that such shareholders do not qualify for a reduction or elimination of a sales load under the Trust’s policies.

Class A shareholders of the U.S. Government Bond Fund who do not qualify for a sales load reduction or elimination will pay a maximum 1.75% sales load for purchases of Short Duration Government Bond Fund shares after the consummation of the reorganization, which is lower than the sales load for subsequent purchases of shares of the U.S. Government Bond Fund. For more information concerning the fees and expenses applicable to each Acquiring Fund, see the applicable “Comparative Fee Tables” under “The Proposal” in this Prospectus/Proxy Statement.

How do the share purchase, redemption and exchange procedures of the Acquiring Funds compare to those of the Target Funds?

They are the same. For more information concerning the share purchase, redemption and exchange procedures of each Acquiring Fund and each Target Fund, please see the Prospectus.

Are the investment goals and strategies of each Target Fund similar to the investment goals and strategies of its corresponding Acquiring Fund?

The Prime Money Market Fund’s investment goal and strategies are identical to those of the Money Market Fund. For a detailed comparison of each Fund’s investment goals and strategies, see the “Comparison of Investment Goals and Strategies” section below.

The PA Tax-Free Money Market and NY Tax-Free Money Market Funds’ investment goals and strategies are similar to those of the Tax-Free Money Market Fund. The PA Tax Free Money Market Fund and the NY Tax-Free Money Market Fund, unlike the Tax-Free Money Market Fund, also seek to provide current income that is also exempt from Pennsylvania or New York, respectively, income taxes in addition to Federal income taxes. For a detailed comparison of each Fund’s investment goals and strategies, see the “Comparison of Investment Goals and Strategies” section below.

The U.S. Government Bond Fund’s investment goal and strategies are similar to those of the Short Duration Government Bond Fund. Both Funds seek primarily current income, but the U.S. Government Bond Fund secondarily seeks capital appreciation while the Short Duration Government Fund has a more conservative secondary investment objective of preservation of capital. The U.S. Government Bond Fund’s assets will, under normal circumstances, be invested in fixed income securities with maturities ranging from overnight to 30 years while the Short Duration Government Bond Fund expects to maintain a duration of less than three years under normal market conditions. For a detailed comparison of each Fund’s investment goals and strategies, see the “Comparison of Investment Goals and Strategies” section below.

Do the fundamental investment policies differ between the Target Funds and the Acquiring Funds?

The fundamental investment policies of each Target Fund and its corresponding Acquiring Fund are substantially similar to one another, and include investment policies required by the Investment Company Act of 1940, as amended (“1940 Act”).

Do the principal risks associated with investments in each Target Fund differ from the principal risks associated with investments in its corresponding Acquiring Fund?

The principal risks associated with investments in the Prime Money Market Fund and the Money Market Fund are identical. Both the Prime Money Market Fund and Money Market Fund are subject to credit risk and interest rate risk.

The principal risks associated with investments in the PA Tax-Free Money Market and NY Tax-Free Money Market Funds and the Tax-Free Money Market Fund are similar in that they are all subject to credit risk, interest rate risk, and tax risk. The PA Tax-Free Money Market Fund is also subject to Pennsylvania investment risk, and the NY Tax-Free Money Market Fund is also subject to New York investment risk.

The principal risks associated with investments in the U.S. Government Bond Fund and the Short Duration Government Bond Fund are similar in that they are both subject to call risk, credit risk, interest rate risk, and prepayment risk. The Short Duration Government Bond Fund is also subject to active trading risk. The U.S. Government Bond Fund is also subject to leverage risk and non-investment grade securities (junk bonds) risk. For a detailed comparison of each Fund’s principal investment risks, see “Comparison of Principal Risks” below.

How many votes am I entitled to cast?

As a shareholder of a Target Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of a Target Fund on the record date. The record date is December 23, 2011.

Completion of a Target Fund’s Reorganization is conditioned on the approval of the Reorganization by that Target Fund’s shareholders. The Reorganization of a Target Fund is not dependent on the approval of any other Reorganization.

How do I vote my shares?

You can vote your shares in person at the Meeting or by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions or by internet by going to the website printed on your proxy card and following the instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call 1-800-836-2211.

What are the quorum and approval requirements for the Reorganization?

Holders of at least one-third of the total number of shares of each Target Fund that are outstanding as of the record date, and who are present in person or by proxy at the Meeting, shall constitute a quorum for the purpose of voting on the proposal. Approval of the Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target Fund, whichever is less (“1940 Act Majority”).

What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?

If there are not sufficient votes to approve the proposal or to achieve a quorum by the time of the Meeting, the Meeting may be adjourned from time to time to permit further solicitation of proxy votes. To facilitate the receipt of a sufficient number of votes, we may need to take additional action. Broadridge Financial Solutions, Inc., a proxy solicitation firm, or other persons who are affiliated with MTBIA, the Trust or its affiliates, may contact you by mail or telephone. Therefore, we encourage shareholders to vote as soon as they review the enclosed proxy materials to avoid additional mailings or telephone calls.

Voting your shares immediately will help minimize additional solicitation expenses and prevent the need to make a call to you to solicit your vote.

What happens if the Reorganization is not approved by each Target Fund’s shareholders?

If the shareholders of a Target Fund do not approve their Reorganization, the non-approving Target Fund will be liquidated, which could be a taxable event for shareholders of the non-approving Target Fund, and any approving Target Fund will be reorganized into its corresponding Acquiring Fund.

THE PROPOSAL

Reorganization of

MTB Prime Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund

MTB U.S. Government Bond Bund

Into, Respectively

MTB Money Market Fund

MTB Tax-Free Money Market Fund

MTB Tax-Free Money Market Fund

MTB Short Duration Government Bond Fund

The proposal: To approve a Plan of Reorganization (the “Plan”) providing for the (i) transfer of substantially all of the assets of each Target Fund, a series of the Trust, to each Acquiring Fund, also a series of the Trust, (subject to the retention of certain assets to discharge liabilities) in exchange solely for Class I, Class I2 and Class A shares of beneficial interest, as applicable of the Acquiring Fund, and (ii) distribution of such shares to Class I, Class I2 and Class A shareholders of the Target Fund in connection with its liquidation.†

The Board of Trustees recommends that you vote FOR the proposal.

Summary of the Proposal

Shareholders of each Target Fund are being asked to approve the Plan. As a result of the Reorganization (if approved by shareholders), shareholders of each Target Fund will receive shares in the corresponding Acquiring Fund (as listed below) having a total dollar value equal to the total dollar value of the shares such shareholder held in a Target Fund immediately prior to the effectiveness of the Reorganization, as determined pursuant to the Plan.

The exchange of shares in each Reorganization is intended to be tax-free under federal income tax laws (although there can be no assurance that the Internal Revenue Service will adopt a similar position).

Target Funds	Acquiring Funds
Prime Money Market Fund	Money Market Fund
Corporate Class Shares	Class I Shares (to be redesignated Select Shares)†

PA Tax-Free Money Market Fund	Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†
Class I2 Shares (to be redesignated Administrative Shares)†	Class I2 Shares (to be redesignated Administrative Shares)†

NY Tax-Free Money Market Fund	Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†

Target Funds	Acquiring Funds
U.S. Government Bond Fund	Short Duration Government Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

†

With regard to the money market funds, on or about January 20, 2012, Class I shares will be redesignated as Select Shares, Class I2 Shares will be redesignated as Administrative Shares and Class A Shares will be redesignated as Service Shares pursuant to a plan of recapitalization.

You should consult the Prospectus dated August 31, 2011, for more information about each Target Fund and each Acquiring Fund, which has been mailed with and are incorporated by reference into this Prospectus/Proxy Statement. For more information regarding shareholder approval of the Reorganizations, please refer to the section below titled “The Proposed Reorganization and Voting Information.” A form of Plan is attached hereto as Appendix A to this Prospectus/Proxy Statement.

At the same time that the Acquiring Funds would acquire the Target Funds, as discussed herein and as contemplated in the Plan, the Trust anticipates that the Money Market Fund will also acquire the Wilmington Prime Money Market Fund and the Tax-Free Money Market Fund will acquire the Wilmington Tax-Exempt Money Market Fund (the “WT Acquisition”). If shareholders of a Target Fund approve the Reorganization of the Target Fund into its corresponding Acquiring Fund, the Reorganization will be carried out regardless of whether or not the WT Acquisition occurs.

Comparison of Investment Goals and Strategies

The following summarizes the investment goals, strategies and management differences, if any, between each Target Fund and its corresponding Acquiring Fund:

	Prime Money Market Fund (Target Fund)	Money Market Fund (Acquiring Fund)
Investment Goal	The Fund seeks to provide current income while maintaining liquidity and stability of principal.	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Investment Strategies	The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.	The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and its agencies, corporations, and repurchase agreements secured by these obligations.

	In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.	In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

As you can see from the chart above, the investment goals and strategies of the Target Fund (Prime Money Market Fund) are identical to those of the Acquiring Fund (Money Market Fund). Both the Target Fund and Acquiring Fund seek current income while maintaining liquidity and stability of principal. In addition, both the Target Fund and the Acquiring Fund strive to maintain a stable $1.00 share price and are subject to the regulations of Rule 2a-7 under the 1940 Act.

	PA Tax-Free Money Market Fund and NY Tax-Free Money Market Fund (Target Funds)	Tax-Free Money Market Fund (Acquiring Fund)
Investment Goal

The PA Tax-Free Money Market Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.

The NY Tax-Free Money Market Fund seeks to provide current income that is exempt from both federal and New York state and local income taxes while maintaining liquidity and stability of principal.

The Fund seeks to provide current income that is exempt from federal income taxes while maintaining liquidity and stability of principal.

Investment Strategies	The Funds seek to achieve their investment goals by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and their respective state (Pennsylvania or New York) income taxes. The Funds maintain a fundamental policy that, under normal market conditions, 80% of their income will be exempt from federal and their respective state (Pennsylvania or New York) income taxes, including the federal alternative minimum tax (“AMT”).	The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (“AMT”).

	In selecting securities for the Funds, the investment advisors consider factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Funds may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Funds’ securities must have remaining maturities of 397 days or less, and the Funds must have a dollar-weighted average maturity of 60 days or less.	In selecting securities for the Fund, the investment advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

As you can see from the chart above, the investment goals and strategies of the Target Funds (PA Tax-Free Money Market Fund and NY Tax-Free Money Market Fund) are similar to those of the Acquiring Fund (Tax-Free Money Market Fund). Both of the Target Funds and the Acquiring Fund seek current income exempt from federal income taxes while maintaining liquidity and protecting capital/principal. In addition, both of the Target Funds and the Acquiring Fund strive to maintain a stable $1.00 share price and are subject to the regulations of Rule 2a-7 under the 1940 Act. The Target Funds, unlike the Acquiring Fund, seek to provide current income that is also exempt from state (Pennsylvania or New York, respectively) income taxes in addition to federal income taxes.

	U.S. Government Bond Fund (Target Fund)	Short Duration Government Bond Fund (Acquiring Fund)
Investment Goal	The Fund seeks to provide current income and secondarily, capital appreciation.	The Fund seeks to provide current income and secondarily, preservation of capital.

Investment Strategies

The Fund seeks to achieve its investment goal, under normal market conditions, by investing at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage and asset backed securities issued by U.S. government-sponsored entities. The Fund anticipates that most of its assets will be invested in fixed income securities with maturities ranging from overnight to 30 years. When considering the maturity of portfolio securities, the Fund takes into account factors such as current economic conditions, Fed policy and the shape and slope of the yield curve. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal

The Fund seeks to achieve its investment goal by normally investing substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies or instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (“ARMs”) and collateralized mortgage obligations (“CMOs”) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (“GSEs”), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but

U.S. Government Bond Fund (Target Fund)	Short Duration Government Bond Fund (Acquiring Fund)
Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).	which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation (“FICO”).

As you can see from the chart above, the investment goals and strategies of the Target Fund (U.S. Government Bond Fund) are similar to those of the Acquiring Fund (Short Duration Government Bond Fund). Both the Target Fund and Acquiring Fund seek primarily current income, but the Target Fund secondarily seeks capital appreciation, while the Acquiring Fund has a more conservative secondary investment objective of preservation of capital. There are other differences that you should also consider. The Target Fund’s assets will, under normal market circumstances, be invested in fixed income securities with maturities ranging from overnight to 30 years, while the Acquiring Fund expects to maintain a duration of less than three years under normal market conditions.

Comparison of Principal Risks

As shown in the charts below, the principal risks associated with each Target Fund and its corresponding Acquiring Fund are similar because they have similar investment goals and similar principal investment strategies.

The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. Many factors affect a Fund’s performance. A non-money market Fund’s share price may change daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money.

PRIME MONEY MARKET FUND INTO MONEY MARKET FUND

Principal Risk	Funds Subject to Risk

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Both Funds

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Both Funds

The investment goals and strategies of the Target Fund (Prime Money Market Fund) are identical to those of the Acquiring Fund (Money Market Fund). Correspondingly, the principal risks encountered are identical.

PA TAX-FREE MONEY MARKET FUND AND NY TAX-FREE MONEY MARKET FUND INTO TAX-FREE MONEY MARKET FUND

Principal Risk	Funds Subject to Risk

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

All Funds

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

All Funds

New York Investment Risk—The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to financial conditions of New York City, however, would ultimately have an effect on the state.

NY Tax-Free Money Market Fund

Pennsylvania Investment Risk—The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

PA Tax-Free Money Market Fund

Tax Risk—Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.	All Funds

The investment goals and strategies of the Target Funds (PA Tax-Free Money Market Fund and NY Tax-Free Money Market Fund) are similar to the Acquiring Fund (Tax-Free Money Market Fund) except for the Target Funds’ emphasis on income exempt from Pennsylvania or New York state income taxes. Correspondingly, the principal investment risks are substantially similar except for the Target Funds’ Pennsylvania or New York investment risk.

U.S. GOVERNMENT BOND FUND INTO SHORT DURATION GOVERNMENT BOND FUND

Principal Risk	Funds Subject to Risk
Active Trading Risk—The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes you pay.	Short Duration Government Bond Fund

Call Risk—Issuers of securities may redeem the securities prior to maturity at a price below their current market value.	Both Funds

Credit Risk—There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Both Funds

Interest Rate Risk—The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

Both Funds

Leverage Risk—Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

U.S. Government Bond Fund

Non-Investment Grade Securities (Junk Bonds) Risk—High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

U.S. Government Bond Fund

Prepayment Risk—When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Both Funds

The investment goals and strategies of the Target Fund (U.S. Government Bond Fund) are similar to those of the Acquiring Fund (Short Duration Government Bond Fund). Correspondingly, the principal risks are similar. As a result of the Reorganization, shareholders of the Target Fund will be exposed to active trading risk as a principal risk. On the other hand, leverage risk and junk bond risk are not principal risks of the Acquiring Fund.

Comparative Fee Tables and Expenses

The tables below allow a shareholder to compare the sales charges, management fees and expense ratios of each Target Fund with its corresponding Acquiring Fund and to analyze the estimated expenses that each Acquiring Fund expects to bear following the Reorganization. The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price, and the maximum contingent deferred sales charge on redemption of Fund shares as a percentage of original purchase price or redemption proceeds, as applicable. However, you will not have to pay any sales charge on any shares of the Acquiring Fund received as part of the Reorganization. Annual Fund Operating Expenses are paid by each Fund. They include management fees, administrative costs and distribution and shareholder servicing fees, including pricing and custody services. In addition, following the presentation of that information, Annual Fund Operating Expenses (and related Example Expenses) are presented on a pro forma combined basis.

At the same time that the Acquiring Fund would acquire the Target Fund, the Trust anticipates that the Money Market Fund will also acquire the Wilmington Prime Money Market Fund, and the Tax-Free Money Market Fund will acquire the Wilmington Tax-Exempt Money Market Fund. The expense table and examples below for the Reorganization involving the Money Market Fund and Tax-Free Money Market Fund also show the impact on expenses from the other contemporaneous reorganizations. The pro forma expense tables and examples below also show an estimate of the expense ratio that will be achieved for the Acquiring Fund if all of the Reorganizations are approved and implemented and an estimate of the expense ratio that will result if only one of the MTB Trust Funds participates in the Reorganization with its corresponding Acquiring Fund.

The Annual Fund Operating Expenses shown in the table below are based on expenses for the twelve-month period ended June 30, 2011 for each Wilmington Fund and April 30, 2011 for each MTB Fund. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Also shown are the Annual Fund Operating Expenses projected for each Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, based on combined net assets as if the transaction had occurred on November 1, 2010.

With regard to the money market funds, on or about January 20, 2012, Class I shares will be redesignated as Select Shares, Class I2 shares will be redesignated as Administrative Shares and Class A shares will be redesignated as Service Shares, pursuant to a plan of recapitalization. The following expense tables, however, for the sake of clarity will refer to such classes as Class I, Class I2 and Class A which is their current designation as of the date of this Prospectus/Proxy Statement.

Prime Money Market Fund and Wilmington Prime Money Market Fund into Money Market Fund

	Prime Money Market Fund (Target Fund)	Wilmington Prime Money Market Fund (Target Fund)			Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes both Reorganizations are completed) (pro forma combined)
	Corporate Shares	Institutional Shares	W Shares	Service Shares	Institutional Class Shares	Class I Shares	Class S Shares	Institutional Class Shares	Class I Shares	Class S Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None	None

	Prime Money Market Fund (Target Fund)	Wilmington Prime Money Market Fund (Target Fund)			Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes both Reorganizations are completed) (pro forma combined)
	Corporate Shares*	Institutional Shares	W Shares	Service Shares	Institutional Class Shares	Class I Shares*	Class S Shares	Institutional Class Shares	Class I Shares*	Class S Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.33%	0.33%	0.33%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.15%	0.25%	None	None	0.25%	None	None	0.25%
Other Expenses	0.36%	0.11%	0.11%	0.11%	0.10%	0.35%	0.35%	0.08%	0.33%	0.33%
Total Annual Fund Operating Expenses	1.01%	0.44%	0.59%	0.69%	0.50%	0.75%	1.00%	0.48%	0.73%	0.98%

*	Holders of Corporate Shares of the Prime Money Market Fund will receive Class I Shares of the Money Market Fund in the Reorganization.

Prime Money Market Fund into Money Market Fund

	Prime Money Market Fund (Target Fund)	Money Market Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Funds (assumes only MTB Reorganization is completed) (pro forma combined)
	Corporate Shares	Class I Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None

	Prime Money Market Fund (Target Fund)	Money Market Fund (Acquiring Fund)	Acquiring Fund after Reorganization with the Target Funds (assumes only MTB Reorganization is completed) (pro forma combined)
	Corporate Shares	Class I Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.36%	0.35%	0.34%
Total Annual Fund Operating Expenses	1.01%	0.75%	0.74%

PA Tax-Free Money Market Fund, NY Tax-Free Money Market Fund and Wilmington Tax-Exempt Money Market Fund into Tax-Free Money Market Fund

	PA Tax-Free Money Market Fund (Target Fund)			NY Tax-Free Money Market Fund (Target Fund)		Wilmington Tax- Exempt Money Market Fund (Target Fund)		Tax-Free Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes all the Reorganizations are completed) (pro forma combined)
	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Institutional Shares	W Shares	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class I2 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None	None	None	None	None

	PA Tax-Free Money Market Fund (Target Fund)			NY Tax-Free Money Market Fund (Target Fund)		Wilmington Tax-Exempt Money Market Fund (Target Fund)		Tax-Free Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes all the Reorganizations are completed) (pro forma combined)
	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Institutional Shares	W Shares	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class I2 Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.37%	0.37%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None	None	None	0.15%	0.25%	None	0.25%	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.51%	0.46%	0.46%	0.18%	0.18%	0.43%	0.43%	0.18%	0.39%	0.39%	0.39%
Acquired Fund Fees and Expenses	—	—	—	—	—	0.01%	0.01%	—	—	—	—	—	—
Total Annual Fund Operating Expenses	1.41%	1.16%	1.16%	0.86%	0.86%	0.56%	0.71%	1.08%	0.83%	0.83%	1.04%	0.79%	1.04%

PA Tax-Free Money Market Fund into Tax-Free Money Market Fund

	PA Tax-Free Money Market Fund (Target Fund)			Tax-Free Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes all the Reorganizations are completed) (pro forma combined)
	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class I2 Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None	None	None	None

	PA Tax-Free Money Market Fund (Target Fund)			Tax-Free Money Market Fund (Acquiring Fund)			Acquiring Fund after Reorganization with the Target Funds (assumes all the Reorganizations are completed) (pro forma combined)
	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class I2 Shares	Class A Shares	Class I Shares	Class I2 Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	0.25%	None	0.25%	0.25%	None	0.25%
Other Expenses	0.76%	0.76%	0.51%	0.43%	0.43%	0.18%	0.43%	0.43%	0.43%
Acquired Fund Fees and Expenses	—	—	—	—	—	—	—	—	—
Total Annual Fund Operating Expenses	1.41%	1.16%	1.16%	1.08%	0.83%	0.83%	1.08%	0.83%	1.08%

NY Tax-Free Money Market Fund into Tax-Free Money Market Fund

	NY Tax-Free Money Market Fund (Target Fund)		Tax-Free Money Market Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Funds (assumes all the Reorganizations are completed) (pro forma combined)
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None	None	None	None	None	None

Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None

	NY Tax-Free Money Market Fund (Target Fund)		Tax-Free Money Market Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Funds (assumes all the Reorganizations are completed) (pro forma combined)
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	None	None	0.25%	None	0.25%	None
Other Expenses	0.46%	0.46%	0.43%	0.43%	0.40%	0.40%
Acquired Fund Fees and Expenses	—	—	—	—	—	—
Total Annual Fund Operating Expenses	0.86%	0.86%	1.08%	0.83%	1.05%	0.80%

U.S. Government Bond Fund into Short Duration Government Bond Fund

	U.S. Government Bond Fund (Target Fund)		Short Duration Government Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	4.50%	None	1.75%	None	1.75%	None
Maximum Deferred Sales Charge (Load)	None	None	None	None	None	None

	U.S. Government Bond Fund (Target Fund)		Short Duration Government Bond Fund (Acquiring Fund)		Acquiring Fund after Reorganization with the Target Fund (pro forma combined)
	Class A Shares	Class I Shares	Class A Shares	Class I Shares	Class A Shares	Class I Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%	0.70%	0.60%	0.60%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	None	0.25%	None	0.25%	None
Other Expenses	0.58%	0.58%	0.51%	0.51%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.53%	1.28%	1.36%	1.11%	1.21%	0.96%
Fee Waivers and/or Expense Reimbursement	0.44%[1]	0.54%[1]	0.47%[2]	0.47%[2]	0.32%[3]	0.32%[3]
Total Annual Fund Operating Expenses after Fee Waiver/ Expense Reimbursements	1.09%	0.74%	0.89%	0.64%	0.89%	0.64%

Footnotes

[1]

The U.S. Government Bond Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A shares and Class I shares will not exceed 1.09% and 0.74%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

[2]

The Short Duration Government Bond Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A shares and Class I shares will not exceed 0.89% and 0.64%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund’s Board of Trustees.

[3]

The Short Duration Government Bond Fund’s advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund’s Class A shares and Class I shares will not exceed 0.89% and 0.64%, respectively. This waiver may be amended or withdrawn after August 31, 2013, or with the agreement of the Fund’s Board of Trustees.

The fees and expenses in the above-referenced tables are based on average annual net assets for the twelve-month period ended June 30, 2011 for the Wilmington Funds, April 30, 2011 for the MTB Funds and October 31, 2011 for the pro forma combined figures, and do not reflect any change in expense ratios resulting from a change in assets under management since the end of those twelve-month periods. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of a Fund may be limited by voluntary waivers. These voluntary waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ended October  31, 2011, for each MTB Fund are available in the Fund’s semi-annual report, which is available on www.mtbfunds.com.

Expense Examples

The following Examples are intended to help you compare the cost of investing in shares of each Target Fund with the cost of investing in its corresponding Acquiring Fund currently and on a pro forma basis, and allow you to compare these costs with the cost of investing in other mutual funds. They illustrate the amount of fees and expenses you would pay at the end of the time periods indicated, assuming the following:

•	$10,000 investment

•	5% annual return

•	no changes in the Fund’s operating expenses

The costs reflect the effects of expense limitations and/or fee waivers on the part of a Fund’s advisor for the period of the contractual limitation and/or waiver. Absent such arrangements, the costs would be higher.

Because the Examples are hypothetical and for comparison only, your actual costs may be higher or lower.

Prime Money Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Corporate Shares	$103	$321	$557	$1,234

Wilmington Prime Money Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$45	$141	$246	$555
W Shares	$60	$189	$329	$738
Service Shares	$70	$221	$384	$859

Money Market Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$77	$240	$417	$930
Institutional Class Shares	$51	$160	$279	$629
Class S Shares	$102	$318	$552	$1,224

Acquiring Fund after Reorganization with the Target Funds

(assumes both Reorganizations are completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$75	$234	$407	$908
Institutional Class Shares	$49	$154	$269	$604
Class S Shares	$100	$312	$542	$1,203

Acquiring Fund after Reorganization with the Target Fund

(assumes only MTB Prime Money Market is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$76	$237	$412	$919

MTB PA Tax-Free Money Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$144	$447	$772	$1,691
Class I Shares	$118	$368	$637	$1,408
Class I2 Shares	$118	$368	$637	$1,408

MTB NY Tax-Free Money Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$88	$274	$476	$1,060
Class I Shares	$88	$274	$476	$1,060

Wilmington Tax-Exempt Money Market Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$57	$179	$313	$701
W Shares	$73	$227	$395	$883

Tax-Free Money Market Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$110	$343	$595	$1,317
Class I Shares	$85	$265	$461	$1,025
Class I2 Shares	$85	$265	$461	$1,025

Acquiring Fund after Transaction with the Target Funds

(assumes all three Reorganizations are completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$106	$331	$574	$1,271
Class I Shares	$81	$253	$439	$978
Class I2 Shares	$106	$331	$574	$1,271

Acquiring Fund after Transaction with the Target Fund

(assumes only the PA Tax-Free Money Market Reorganization is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$110	$343	$595	$1,317
Class I Shares	$85	$265	$461	$1,025
Class I2 Shares	$110	$343	$595	$1,317

Acquiring Fund after Transaction with the Target Fund

(assumes only the NY Tax-Free Money Market Reorganization is completed)(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$107	$334	$579	$1,282
Class I Shares	$82	$256	$444	$990

U.S. Government Bond Fund

(Target Fund)

	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$556	$870	$1,206	$2,155
Class I Shares (assuming redemption)	$76	$353	$651	$1,498

Short Duration Government Bond Fund

(Acquiring Fund)

	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$264	$553	$863	$1,742
Class I Shares (assuming redemption)	$65	$306	$565	$1,308

Acquiring Fund after Transaction with the Target Fund

(Pro Forma Combined)

	1 Year	3 Years	5 Years	10 Years
Class A Shares (assuming redemption)	$264	$521	$798	$1,588
Class I Shares (assuming redemption)	$65	$273	$499	$1,149

The projected post-Reorganization pro forma combined Annual Fund Operating Expenses and Expense Examples presented above are based on numerous material assumptions, including that the current contractual agreements will remain in place for one year. Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense savings will be achieved because expenses depend on a variety of factors, such as the future level of each Acquiring Fund’s assets. Those factors are beyond the control of the Acquiring Funds and MTBIA.

If a Reorganization is approved, the resulting combined Fund will retain the Acquiring Fund’s expense structure.

Comparison of Fund Performance

The following tables compare the (unaudited) average annual total return for the money market funds’ Class I shares (Corporate Shares in the case of the Prime Money Market Fund) and Class A shares for the U.S. Government Bond Fund and Short Duration Government Bond Fund for the 1-, 5-, and 10-year periods (or if the Fund has less than 10 years’ performance, the life of the Fund) ended December 31, 2011 for the MTB Funds, as compared with the performance of each Fund’s respective benchmark index over the same period shown for each Fund. The returns for other share classes will differ from the returns shown because of differences in expenses of each class. Performance is based on net expenses during the periods and takes into account fee waivers and/or expense reimbursements, if any, that may have been in place. If such waivers and/or reimbursements had not been in effect, performance would have been lower. For more information about the performance see the Performance Information in the Trust’s prospectuses which are incorporated herein by reference.

The performance for the benchmark indices shown below does not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Funds’ performance. The benchmark indices are unmanaged and, unlike the Funds, are not affected by cash flows. It is not possible to invest directly in an index. Each Fund’s past performance is not a guarantee of future results.

	Prime Money Market Fund (Target Fund) Corporate Shares Fund Returns	iMoney Net, Inc. First Tier Inst. Average	Money Market Fund (Acquiring Fund) Class I Shares Fund Returns		iMoney Net, Inc. First Tier Retail Average	iMoney Net, Inc. First Tier Inst. Average
1 Year	0.04%	0.05%	0.02%		0.01%	0.05%
5 Years	1.50%	1.60%	1.48%		1.39%	1.60%
10 Years (or life of Fund)	1.81%	1.90%	1.93	%(1)	1.69%	2.01%

(1)	Class I of the Money Market Fund commenced operations on August 18, 2003.

	PA Tax-Free Money Market Fund (Target Fund) Class I Shares
	Fund Returns	iMoney Net, Inc. Tax-Free State Specific Retail Average	iMoney Net, Inc. Tax-Free State Specific Institutional. Average
1 Year	0.01%	0.02%	0.03%
5 Years	0.99%	0.96%	1.05%
10 Years (or life of Fund)	1.17%	1.16%	1.23%

	NY Tax-Free Money Market Fund (Target Fund) Class I Shares						Tax-Free Money Market Fund (Acquiring Fund) Class I Shares
	Fund Returns		iMoney Net, Inc. Tax-Free State Specific Retail Average		iMoney Net, Inc. Tax-Free State Specific Institutional. Average		Fund Returns	iMoney Net, Inc. Tax-Free Retail Average	iMoney Net, Inc. Tax-Free Institutional Average
1 Year	0.01%		0.02%		0.03%		0.02%	0.02%	0.03%
5 Years	1.02%		0.96%		1.05%		1.09%	0.97%	1.09%
10 Years (or life of Fund)	1.26	%(1)	1.18	%(2)	1.32	%(2)	1.30%	1.17%	1.28%

(1)	Class I shares of the NY Tax-Free Money Market Fund commenced operations August 18, 2003.
(2)	iMoney Net Average performance is as of the nearest month-end following the inception dates.

	U.S. Government Bond Fund (Target Fund) Class A Shares			Short Duration Government Bond Fund (Acquiring Fund) Class A Shares
	Fund Returns	Barclays Capital U.S. Government Bond Index	Lipper U.S. Government Funds Average	Fund Returns		Barclays Capital 1-3 Year Government Bond Index		Lipper Short U.S. Government Funds Average
1 Year	7.40%	9.02%	8.44%	1.93%		1.56%		1.22%
5 Years	5.77%	6.56%	5.80%	3.63%		3.80%		3.20%
10 Years (or life of Fund)	4.92%	5.38%	4.75%	3.05	%(1)	3.25	%(2)	2.76	%(2)

(1)	Class A shares of the Acquiring Fund commenced operations on August 18, 2003.
(2)	Barclays and Lipper performance is as of the nearest month-end following the inception date.

For additional information regarding the performance of the Acquiring Funds, including the annual total returns for the past ten years, see the “Performance Information” and “Financial Highlights” sections of the MTB Group of Funds Prospectuses, which have been mailed with this Prospectus/Proxy Statement.

Rights of Target Fund and Acquiring Fund Shareholders

Shareholders of each Target Fund and the Acquiring Fund have virtually identical rights. Each Target Fund and the Acquiring Fund are series of MTB Group of Funds, a Delaware statutory trust. Shares of each Target Fund and the Acquiring Fund are governed by the same Declaration of Trust and By-laws of the MTB Group of Funds. As such, shareholders of each Target Fund and the Acquiring Fund have the same rights with regard to issues such as quorum, vote, notice, and adjournment requirements for shareholders’ meetings.

THE PROPOSED REORGANIZATIONS

Plan of Reorganization

If approved by shareholders of each Target Fund, the Reorganization of each Target Fund into its respective Acquiring Fund is expected to occur on March 12, 2012, (the “Closing Date”) or such other date as the parties may agree.

The terms and conditions under which the Reorganizations may be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan. A copy of the form of Plan is attached as Appendix A to this Prospectus/Proxy Statement.

The Plan provides that each respective Target Fund will convey to its respective Acquiring Fund all of its assets, except for assets in an amount deemed necessary to (i) discharge each Target Fund’s known unpaid liabilities, and (ii) pay contingent liabilities deemed to exist against Target Fund as of the Closing Date. Each Target Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Closing Date. In consideration, each Acquiring Fund will assume all of the liabilities of the Target Fund and deliver to its respective Target Fund or Funds full and fractional shares of Class I, Class A, or Class I2 shares, as appropriate, having an aggregate net asset value equal to the aggregate value of the net assets of Target Fund, as determined pursuant to the terms of the Plan.

Immediately after the transfer of assets, each Target Fund will distribute to its shareholders of record, with respect to each class of shares, the shares of the Acquiring Fund of the corresponding class received by Target Fund, determined as of immediately after the close of business on the business day immediately preceding the Closing Date, on a pro rata basis within that class. Subsequently, each Target Fund will completely liquidate, except as to the contingent liability reserve, as described more fully in the Plan.

Until the Closing Date, shareholders of each Target Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by an Acquiring Fund for the redemption of its shares.

The Plan contains a number of representations and warranties made by the Trust related to, among other things, its legal status, compliance with laws and regulations and financial position (section 4.1). The Plan contains a number of conditions precedent that must occur before a Target Fund or Acquiring Fund is obligated to proceed with any of the Reorganizations (Articles VI, VII and VIII). These include, among others, that: (1) the shareholders of each Target Fund approve the Plan with respect thereto; (2) the Trust receives from its legal counsel, certain opinions supporting the representations and warranties made by each party regarding legal status and compliance with laws and regulations (including an opinion from MTB Trust’s counsel that the shares issued in the Reorganizations will be validly issued, fully paid and non-assessable); (3) the Trust receives from its counsel the tax opinion discussed below under “Federal Income Tax Consequences”; and (4) the Trust receives certain certificates from its officers concerning the continuing accuracy of its representations and warranties made in the Plan.

The Plan may be terminated and the Reorganizations abandoned at any time prior to the Closing Date of the Reorganizations due to a) a breach of any representation, warranty, or agreement contained in the Plan to be performed at or before the Closing Date, if not cured within 30 days; b) a condition in the Plan expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or c) a determination by a party’s board of trustees, that the consummation of the transactions contemplated in the Plan is not in the best interest of a Fund.

Approval of each Reorganization requires the affirmative vote of 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of each Target Fund are present or represented by proxy, or of more than 50% of the outstanding voting securities of each Target

Fund, whichever is less (“1940 Act Majority”). See the section of this Proxy/Prospectus entitled “Voting Information” for more information. The Plan provides that the failure of any Target Fund to consummate the transactions contemplated in the Plan will not affect the consummation of the Reorganization of any other Target Fund.

The Plan also provides that if the difference between the per share net asset value of any class of a Target Fund that is a money market fund and the corresponding class of its corresponding Acquiring Fund equals or exceeds $0.0010 at the time of valuation, as computed by using market values in accordance with the policies and procedures established by the Trust, the Trust will have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed, then the fund having the per share net asset value of any class at the time of valuation that is $0.0010 or more lower than that of the corresponding class of shares of the other fund shall use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of a Target Fund that is a money market fund and the corresponding class of its corresponding Acquiring Fund still equals or exceeds $0.0010, then the Trust has the right to terminate the reorganization transaction involving such money market funds.

If the Reorganizations are approved, Target Fund shareholders who do not wish to have their Target Fund shares exchanged for shares of a corresponding Acquiring Fund as part of the Reorganizations should redeem their shares prior to the consummation of the Reorganizations. Except with respect to a redemption of the U.S. Government Bond Fund, you should not recognize a gain or loss on the redemption of your shares because the Target Funds are money market funds that strive to maintain a stable net asset value of $1.00 per share. If you redeem your shares in the U.S. Government Bond Fund, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. In addition, if you redeem your shares prior to the Reorganizations and your shares are subject to a conditional deferred sales charge, your redemption proceeds will be reduced by any applicable sales charge.

The cost of the solicitation related to the Reorganizations, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Target Fund all materials relating to this Prospectus/Proxy Statement and soliciting shareholder votes, as well as conversion costs associated with the Reorganizations, will be borne by MTBIA or its affiliates.

Reasons for the Reorganizations and Trustees’ Considerations

The Board considered each proposed Reorganization at a meeting held on October 26, 2011. The Board received, reviewed and discussed a significant amount of information concerning MTBIA, each Target Fund, each Acquiring Fund and each proposed Reorganization; met with representatives of MTBIA; and considered the terms of each proposed Reorganization and the anticipated benefits to the shareholders of the Target Funds. The Board, including the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), approved the Plan and the proposed Reorganization with respect to each Target Fund and recommended the approval by each Target Fund’s shareholders. In approving the Plan and each Reorganization, the Board determined that participation in the Reorganizations is in the best interests of each Target Fund and each Acquiring Fund and their respective shareholders and that the economic interests of the shareholders of each Target Fund and Acquiring Fund would not be diluted as a result of the Reorganizations. The shareholders of the Acquiring Funds are not required to approve the Reorganizations.

In approving the proposed Reorganization, the Board took into consideration the following factors, among others:

•	The compatibility of the investment goals and strategies of the each Target Fund and the Acquiring Fund;

•	The investment performance of the Funds;

•	The terms and conditions of the Plan;

•	The fact that each Reorganization would be a tax-free transaction;

•	The fact that all of the fees and expenses of each Reorganization are being borne by MTBIA or its affiliates;

•	The Reorganization would not dilute the interests of Target Fund or Acquiring Fund shareholders;

•	The relative sizes of each Target Fund and the Acquiring Fund both before and after the Reorganization;

•	The relative past and current growth in assets of each of the Target Funds and the anticipated future inability of each Target Fund to achieve satisfactory asset growth;

•

The relative expense ratios of each Target Fund and the corresponding Acquiring Fund and the anticipated effect of the proposed Reorganization on the expense ratios of each respective Acquiring Fund both before and after expense caps and fee waivers; and

•	The proposed reorganization of the Wilmington Prime Money Market Fund into the Money Market Fund and Wilmington Tax Exempt Money Market Fund into the Tax-Free Money Market Fund.

In addition, the Board considered that the Reorganizations present an opportunity for each Acquiring Fund to acquire substantial investment assets without the obligation to pay commissions or other transactions costs that a fund normally incurs when purchasing securities. The Board also considered other alternatives to a reorganization such as a liquidation but considered the Reorganization to be a more attractive alternative because unlike a liquidation, the Reorganization could be accomplished on a tax-free basis.

Upon considering these factors, the Board approved each Reorganization, and recommends shareholder approval.

Description of the Securities to be Issued and Form of Organization

Shareholders of Class A, Class I and Class I2 shareholders of a Target Fund will be issued Class A, Class I and Class I2 shares, respectively, of the corresponding Acquiring Fund. Corporate Share Class shareholders of the Prime Money Market Fund will be issued Class I shares of the Money Market Fund. The shares to be issued in connection with each Reorganization will be fully paid and non-assessable when issued and will have no pre-emption or conversion rights. With regard to the Money Market Funds, on or about January 20, 2012, Class I shares will be redesignated as Select shares, Class I2 shares will be redesignated as Administrative shares and Class A shares will be redesignated Service shares.

Each Target Fund and Acquiring Fund is a series of the Trust, which is a Delaware statutory trust and is governed by the same agreement and declaration of trust and bylaws. As a result, there are no material differences between the rights of shareholders of the Target Funds and the Acquiring Funds. The assets and liabilities of each Target Fund and Acquiring Fund are legally separate from the assets and liabilities of any other fund that is a series of the Trust. Each share of an Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of an Acquiring Fund is entitled to equal liquidation, redemption and voting rights except where class voting is required by the Trust’s governing instruments, or applicable law, in which case shareholders of a class will have exclusive voting rights on matters affecting only that class. The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. For more information about redemption rights and exchange privileges, please refer to the “How to Purchase, Redeem, and Exchange Shares” section in the Prospectuses.

Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material U.S. federal income tax considerations of the Reorganizations and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-deferred account, such as an individual retirement account (IRA) or qualified retirement plan.

Each Fund has qualified for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code, since their respective inceptions. Accordingly, the Trust believes the Funds have been, and expects the Funds to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided for in Subchapter M.

Each Reorganization is intended to be a tax-free reorganization pursuant to Section 368(a) of the Code. The principal federal income tax considerations that are expected to result from the Reorganization of each Target Fund into the Acquiring Fund are as follows:

•	no gain or loss will be recognized by the Target Fund or the shareholders of the Target Fund as a result of the Reorganization;

•	no gain or loss will be recognized by the Acquiring Fund as a result of the Reorganization;

•

the aggregate tax basis of the shares of the Acquiring Fund to be received by a shareholder of the Target Fund will be the same as the shareholder’s aggregate tax basis of the shares of the Target Fund; and

•

the holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund will include the period that a shareholder held the shares of the Target Fund (provided that such shares of the Target Fund are capital assets in the hands of such shareholder as of the Closing).

Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Reorganizations. As a condition to Closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to each Target Fund and the Acquiring Fund as to the foregoing federal income tax consequences of each Reorganization, which opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of each Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Target Fund or any Target Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. A copy of the opinion will be filed with the SEC and will be available for public inspection. See “Where to Find Additional Information.”

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund and each shareholder of the Target Fund, except as noted below, would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives. With respect to the Reorganization of the Money Market Funds, even if a Reorganization did not qualify as a tax-free reorganization, there should be no material adverse federal income tax consequences to shareholders of the Target Funds because the Target Funds are money market funds that strive to maintain a stable net asset value of $1.00 per share. The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Final Dividend. Before each Reorganization, each Target Fund will declare one or more dividends, and an Acquiring Fund may declare a dividend, payable at or near the time of Closing to their respective shareholders to the extent necessary to avoid entity level tax or as otherwise deemed desirable.

Limitations on Capital Loss Carryovers. The tax attributes, including capital loss carryovers, of a Target Fund move to the corresponding Acquiring Fund in the Reorganization. The capital loss carryovers of a Target Fund and the Acquiring Fund are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-Closing. Among other limitations not described herein, the capital loss carryovers of each Fund that experiences a more than 50% owner shift in the Reorganization, increased by any current year loss or decreased by any current year gain, together with any net unrealized depreciation in the value of its portfolio investments (collectively, its “total capital loss carryovers”), are expected to become subject to an annual limitation. Losses in excess of that limitation may be carried forward to succeeding tax years, subject, in the case of net capital losses that arise in taxable years beginning on or before December 22, 2010 as discussed below, to an overall eight-year carryover period. The annual limitation will generally equal the net asset value of a Target Fund on the Closing Date multiplied by the “long-term tax-exempt rate” published by the IRS for the month in which the Reorganization closes.

At April 30, 2011, the following Funds had capital loss carryovers:

	NY Tax-Free Money Market Fund (Target Fund)	Tax-Free Money Market Fund (Acquiring Fund)
Total Capital Loss Carryovers	$72,023 (expiring 2019)	$0

	U.S. Government Bond Fund (Target Fund)	Short Duration Government Bond Fund (Acquiring Fund)
Total Capital Loss Carryovers	$2,936,468 (expiring 2015)	$841,273 (expiring 2019)

The annual limitation on the use of the total net capital loss carryovers of the U.S. Government Bond Fund and NY Tax-Free Money Market Fund are not expected to be material. As of April 30, 2011, the Prime Money Market Fund, Money Market Fund and the PA Tax-Free Money Market Fund have no aggregate capital loss carryovers. However, the ability of an Acquiring Fund to absorb its own capital loss carryovers and those of the Target Fund, if any, post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010). Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

Net Unrealized Appreciation in Value. In addition, if an Acquiring Fund following the Reorganization has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the corresponding Target Fund, shareholders of the Target Fund, post-Closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Reorganization had not occurred. U.S. Government Bond Fund’s unrealized appreciation (depreciation) in value of investments on a tax basis as a percentage of its net asset value at April 30, 2011 is 6.1% compared to the corresponding Acquiring Fund at April 30, 2011 of 1.7%, and on a combined basis of 3.2%. None of the other Target Funds or Acquiring Funds has any unrealized appreciation (depreciation) in value of investments on a tax basis at April 30, 2011.

Tracking Your Basis and Holding Period; State and Local Taxes. After a Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of a Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

Pro Forma Capitalization

The following tables show the capitalization of each Target Fund and its corresponding Acquiring Fund as of October 31, 2011, and on a pro forma combined basis (unaudited) as of October 31, 2011, giving effect to each proposed Reorganization. The following are examples of the number of shares of each Acquiring Fund that would be exchanged for the shares of the corresponding Target Fund(s) if a Reorganization were consummated on November 1, 2010, and do not reflect the number of shares or value of shares that would actually be received if the Reorganization occurs on the Closing Date. With regard to the Reorganization involving the Prime Money Market Fund, the following tables show the capitalization on a pro forma basis after giving effect to the proposed Reorganization between (1) the Prime Money Market Fund and its corresponding Acquiring Fund and (2) the Prime Money Market Fund, Wilmington Prime Money Market Fund and the Acquiring Fund. Similarly, with regard to the Reorganization including the PA Tax-Free Money Market Fund and NY Tax-Free Money Market Fund, the following table shows the capitalization on a pro forma basis after giving effect to the proposed Reorganization between (1) the PA Tax-Free Money Market Fund and its corresponding Acquiring Fund, (2) the NY Tax-Free Money Market Fund and its corresponding Acquiring Fund and (3) the PA Tax-Free Money Market Fund, NY Tax-Free Money Market Fund, Wilmington Tax Exempt Money Market Fund and the corresponding Acquiring Fund.

	Prime Money Market Fund (Target Fund)	Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	Money Market Fund (Acquiring Fund) (Pro Forma) After Reorganization	Wilmington Prime Money Market Fund (Target Fund)	Pro Forma Adjustments	Money Market Fund (Acquiring Fund) After both Reorganizations, (Pro Forma)†
Corporate Class shares
Net Assets	$229,902,438	—	$(229,902,438)	—	—	—	—
Shares Outstanding	229,898,303	—	(229,898,303)	—	—	—	—
Net Asset Value per Share	$1.00	—	—	—	—	—	—
Class A shares[1]
Net Assets	—	$325,958,023	—	$325,958,023	—	$1,967,446,316 [3]	$2,293,404,339
Shares Outstanding	—	326,072,359	—	326,072,359	—	1,967,623,199 [3]	2,293,695,558
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	$1.00
Class I shares[1]
Net Assets	—	$657,410,695	$229,902,438	$887,313,133	—	$(887,313,133)[3]	—
Shares Outstanding	—	657,576,717	229,898,303	887,475,020	—	(887,475,020)[3]	—
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	—
Class A2 shares[2]
Net Assets	—	$218,138,114	—	$218,138,114	—	$(218,138,114)[4]	—
Shares Outstanding	—	218,192,248	—	218,192,248	—	(218,192,248)[4]	—
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	—
Class S shares[2]
Net Assets	—	$7,877,094	—	$7,877,094	—	$926,013,404 [4]	$933,890,498
Shares Outstanding	—	7,882,199	—	7,882,199	—	926,051,781 [4]	933,933,980
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	$1.00
Class I2 shares					—	—
Net Assets	—	$378,311,632	—	$378,311,632	—	—	$378,311,632
Shares Outstanding	—	378,418,635	—	378,418,635	—	—	378,418,635
Net Asset Value per Share	—	$1.00	—	$1.00	—	—	$1.00
W shares
Net Assets	—	—	—	—	$1,080,133,183	$(1,080,133,183)[3]	—
Shares Outstanding	—	—	—	—	1,080,148,179	(1,080,148,179)[3]	—
Net Asset Value per Share	—	—	—	—	$1.00	—	—
Service shares
Net Assets	—	—	—	—	$707,875,290	$(707,875,290)[4]	—
Shares Outstanding	—	—	—	—	707,859,533	(707,859,533)[4]	—
Net Asset Value per Share	—	—	—	—	$1.00	—	—
Institutional shares
Net Assets	—	—	—	—	$58,721,592	—	$58,721,592
Shares Outstanding	—	—	—	—	58,721,739	—	58,721,739
Net Asset Value per Share	—	—	—	—	$1.00	—	$1.00

†	The Money Market Fund will be the accounting survivor for financial statement purposes.
1.	Pursuant to a Plan of Recapitalization, Class A shares and Class I shares will be combined and redesignated Select shares.
2.	Pursuant to a Plan of Recapitalization, Class A2 shares and Class S shares will be combined and redesignated Service shares.
3.	Reflects recapitalization of Class I shares (to be redesignated Select shares) and issuance of Class A shares to Wilmington Prime Money Market Fund’s W shareholders.
4.

Reflects recapitalization of Class A2 shares as Class S shares (to be redesignated Service shares) and issuance of Class S shares (to be redesignated Service shares) to Wilmington Prime Money Market Fund Service shareholders.

	PA Tax-Free Money Market Fund (Target Fund)	NY Tax-Free Money Market Fund (Target Fund)	Tax-Free Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	Tax-Free Money Market Fund (Acquiring Fund) After Reorganizations (Pro Forma)	Wilmington Tax-Exempt Money Market Fund (Target Fund)	Pro Forma Adjustments	Tax-Free Money Market Fund (Acquiring Fund) After all Reorganizations (Pro Forma)†
Class A shares[1]
Net Assets	$5,419,522	$55,141,130	$7,690,215	—	$68,250,867	—	—	$68,250,867
Shares Outstanding	5,419,384	55,185,566	7,691,093	—	68,296,043	—	—	68,296,043
Net Asset Value per Share	$1.00	$1.00	$1.00	—	$1.00	—	—	$1.00

Class I shares[1]
Net Assets	$13,313,072	$33,059,967	$89,017,200	—	$135,390,239	—	$279,888,380 [2]	$415,278,619
Shares Outstanding	13,310,440	33,092,024	89,023,675	—	135,426,139	—	279,894,347 [2]	415,320,486
Net Asset Value per Share	$1.00	$1.00	$1.00	—	$1.00	—	—	$1.00

Class I2 shares[1]
Net Assets	$3,238,913	—	$39,723,628	—	$42,962,541	—	—	$42,962,541
Shares Outstanding	3,238,918	—	39,725,966	—	42,964,884	—	—	42,964,884
Net Asset Value per Share	$1.00	—	$1.00	—	$1.00	—	—	$1.00

Institutional shares
Net Assets	—	—	—	—	—	$272,623	$(272,623)[2]	—
Shares Outstanding	—	—	—	—	—	272,628	(272,628)[2]	—
Net Asset Value per Share	—	—	—	—	—	$1.00	—	—

W shares
Net Assets	—	—	—	—	—	$279,615,757	$(279,615,757)[2]	—
Shares Outstanding	—	—	—	—	—	279,621,719	(279,621,719)[2]	—
Net Asset Value per Share	—	—	—	—	—	$1.00	—	—

†	The Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.
1.

Pursuant to a Plan of Recapitalization, Class A shares will be redesignated Service shares, Class I shares will be redesignated Select shares and Class I2 shares will be redesignated Administrative shares.

2.	Reflects issuance of Class I shares to W and Institutional shareholders of the Wilmington Tax-Exempt Money Market Fund.

	PA Tax-Free Money Market Fund (Target Fund)	Tax-Free Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	Tax-Free Money Market Fund (Acquiring Fund) After Reorganizations (Pro Forma)†
Class A shares
Net Assets	$5,419,522	$7,690,215	—	$13,109,737
Shares Outstanding	5,419,384	7,691,093	—	13,110,477
Net Asset Value per Share	$1.00	$1.00		$1.00
Class I shares
Net Assets	$13,313,072	$89,017,200	—	$102,330,272
Shares Outstanding	13,310,440	89,023,675	—	102,334,115
Net Asset Value per Share	$1.00	$1.00		$1.00
Class I2 shares
Net Assets	$3,238,913	$39,723,628	—	$42,962,541
Shares Outstanding	3,238,918	39,725,966	—	42,964,884
Net Asset Value per Share	$1.00	$1.00		$1.00

†	The Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.

	NY Tax-Free Money Market Fund (Target Fund)	Tax-Free Money Market Fund (Acquiring Fund)	Pro Forma Adjustments	Tax-Free Money Market Fund (Acquiring Fund) After Reorganizations (Pro Forma)†
Class A shares
Net Assets	$55,141,130	$7,690,215	—	$62,831,345
Shares Outstanding	55,185,566	7,691,093	—	62,876,659
Net Asset Value per Share	$1.00	$1.00	—	$1.00
Class I shares
Net Assets	$33,059,967	$89,017,200	—	$122,077,167
Shares Outstanding	33,092,024	89,023,675	—	122,115,699
Net Asset Value per Share	$1.00	$1.00	—	$1.00
Class I2 shares
Net Assets	—	$39,723,628	—	$39,723,628
Shares Outstanding	—	39,725,966	—	39,725,966
Net Asset Value per Share	—	$1.00	—	$1.00

†	The Tax-Free Money Market Fund will be the accounting survivor for financial statement purposes.

	U.S. Government Bond Fund (Target Fund)	Short Duration Government Bond Fund (Acquiring Fund)	Pro Forma Adjustments	Short Duration Government Bond Fund (Acquiring Fund) After Reorganization (Pro Forma)†
Class A shares
Net Assets	$5,824,101	$15,783,847	—	$21,607,948
Shares Outstanding	577,993	1,606,770	14,891	2,199,654
Net Asset Value per Share	$10.08	$9.82		$9.82
Class I shares
Net Assets	$48,692,619	$88,895,298	—	$137,587,917
Shares Outstanding	4,831,208	9,030,931	115,507	13,977,646
Net Asset Value per Share	$10.08	$9.84		$9.84
Class C shares
Net Assets	—	$1,231,126	—	$1,231,126
Shares Outstanding	—	125,042	—	125,042
Net Asset Value per Share	—	$9.85	—	$9.85

†	The Short Duration Government Bond Fund will be the accounting survivor for financial statement purposes.

The tables above assume that the Reorganization occurred on October 31, 2011. The table is for informational purposes only. No assurance can be given as to how many Acquiring Fund shares will be received by shareholders of a Target Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of an Acquiring Fund that actually will be received on or after that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Management of Target Funds and Acquiring Fund

MTB Investment Advisors, Inc. (to be renamed Wilmington Trust Investment Advisers, Inc.) (“MTBIA”) is the investment advisor for each Target Fund and Acquiring Fund. The principal business address of MTBIA is 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202. As the investment advisor, MTBIA has overall responsibility for directing the investments of the Target Funds and Acquiring Funds. As of September 30, 2011, MTBIA managed approximately $13.8 billion in assets.

As mentioned above, at the same time that the Reorganizations are occurring, the Money Market Fund, Tax-Free Money Market Fund and other funds of the MTB Trust will be involved with reorganizations to acquire certain funds of the WT Mutual Fund. As a result, other changes will occur in connection with the reorganizations of the funds of the WT Mutual Fund. Subject to shareholder approval to be addressed in a separate proxy statement, the investment adviser to the WT Mutual Fund, Rodney Square Management Corporation (“RSMC”) (to be renamed Wilmington Funds Management Corporation), will be appointed investment advisor to the MTB Money Market Fund, MTB Tax Free Money Market Fund and MTB Short Duration Government Bond Fund and other funds within the MTB Trust (and with respect to the MTB Money Market Fund, MTB Tax Free Money Market Fund and MTB Short Duration Government Bond Fund be compensated under the same investment advisory fee rates noted in the table below). MTBIA will serve as sub-adviser to the MTB Money Market Fund, MTB Tax Free Money Market Fund and MTB Short Duration Government Bond Fund, and MTBIA’s sub-advisory fees will be paid from the advisory fee paid to RSMC. Subsequent to the Reorganizations, it is anticipated that the MTB Money Market Fund will be rebranded as the Wilmington Prime Money Market Fund, the MTB Tax Free Money Market Fund will be rebranded as the Wilmington Tax-Exempt Money Market Fund and the MTB Short Duration Government Bond Fund will be rebranded as the Wilmington Short Duration Government Bond Fund.

Since May 2011, MTBIA and RSMC have been affiliates since the parent company of RSMC, Wilmington Trust Corporation, was merged into a subsidiary of M&T Corporation, the parent Company of MTBIA. As noted above, shareholders of the MTB Money Market Fund, MTB Tax Free Money Market Fund and MTB Short Duration Government Bond Fund will receive a separate proxy statement regarding the changes in investment advisory arrangements.

For its services as investment advisor, MTBIA is entitled to an annual advisory fee, which is equal to a percentage of each Target Fund’s and Acquiring Fund’s average daily net assets, as set forth below.

Fund	Fee
Target Fund: (Prime Money Market Fund)	0.40%
Acquiring Fund: (Money Market Fund)	0.40%

Target Fund: (NY Tax-Free Money Market Fund)	0.40%
Target Fund: (PA Tax-Free Money Market Fund)	0.40%
Acquiring Fund: (Tax-Free Money Market Fund)	0.40%

Target Fund: (U.S. Government Bond Fund)	0.70%
Acquiring Fund: (Short Duration Government Bond Fund)	0.50%†

†	To be implemented on the Closing Date. The Short Duration Government Bond Fund’s current management fee is 0.60%.

If the Reorganization is approved, the resulting combined Funds will retain each Acquiring Fund’s management fee structure.

For more information about the management of the Target Funds and Acquiring Funds, please refer to the “Who Manages the Funds?” section of the Target Funds’ and Acquiring Funds’ Prospectus, which is incorporated herein by reference and to the “Who Manages and Provides Services to the Funds?” section of the Target Funds’ and Acquiring Funds’ SAI, which is incorporated by reference into the SAI related to this Prospectus/Proxy Statement. A copy of the Target Funds’ and Acquiring Funds’ prospectus accompanies this Prospectus/Proxy Statement. A discussion regarding the basis for the Target Funds’ and Acquiring Funds’ Board’s approval of the investment advisory agreement for the Target Funds and Acquiring Funds is available in the Target Funds’ and Acquiring Funds’ October 31, 2010 semi-annual report to shareholders.

Distribution of Target Fund and Acquiring Fund Shares

ALPS Distributors, Inc. (“ALPS”), whose address is 1290 Broadway, Suite 1100 Denver, Colorado 80203, serves as the principal underwriter of the Target Funds and Acquiring Funds under a distribution agreement with the Trust. ALPS markets Target Fund and Acquiring Fund shares to institutions or individuals, directly or through a financial intermediary that has an agreement with ALPS. When ALPS receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. ALPS and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing shares. Financial intermediaries include MTBIA and its affiliates. Shareholders should consult their financial intermediary to determine what types of compensation it may receive for selling Fund shares. ALPS and its affiliates also serve as distributor to other investment companies.

The Trust has adopted a Rule 12b-1 Plan (the “Rule 12b-1 Plan”) on behalf of Class A shares, Class I2 shares and Corporate shares, which allows it to pay distribution fees to financial intermediaries (which may be paid through ALPS) at an annual rate of up to 0.25% of the average daily net assets of a Fund’s Class A shares, Class I2 shares and Corporate shares, as applicable for the sale, distribution, administration, customer servicing and recordkeeping of these shares. There is no Rule 12b-1 Plan for Class A shares of the Money Market Fund and the NY Tax-Free Money Market Fund. As a result, shareholders of the New York Tax Free Money Market Fund who receive Class A Shares of the Tax-Free Money Market Fund will have their shares subject to a Rule 12b-1 fee of up to 0.25% of the average daily net assets of their Class A Shares. These fees may be paid to ALPS, MTBIA and their affiliates. A Fund may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, MTBIA or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these shares pay marketing fees on an ongoing basis, a shareholder’s investment cost may be higher over time than other shares with different sales charges and marketing fees.

M&T Securities, Inc. (“M&T Securities”) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

The Trust on behalf of Class A, Class I and Class I2 shares has also adopted a shareholder service plan, which is administered by ALPS Distribution, Inc., that allows the Funds to pay a service fee of 0.25% of each Fund’s average daily net assets to financial intermediaries (which may include MTBIA, ALPS or their affiliates) for providing shareholder services and maintaining shareholder accounts. As part of the plan of recapitalization, the Trust on behalf of the Class I2 shares, which will be redesignated Administrative shares, will also adopt a shareholder service plan that will allow the Funds to pay a service fee of 0.25% of the PA Tax-Free Money Market Fund’s and Tax-Free Money Market Fund’s average daily net assets to financial intermediaries for providing shareholder services and maintaining shareholder accounts.

For more information about the distribution of Target Fund and Acquiring Fund shares, please refer to the “Accounts and Share Information” section of the Target Funds’ and Acquiring Funds’ Prospectus, which is incorporated herein by reference, and to the “How Are the Funds Sold?” section of the Target Funds’ and Acquiring Funds’ SAI.

Custodian

The Bank of New York Mellon Corporation (“BNYM”), whose address is 101 Barclay Street, New York, New York 10286, is the custodian for the Target Funds and Acquiring Funds. BNYM, as custodian, is responsible for safeguarding and controlling the Target Funds’ and Acquiring Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Target Funds’ and Acquiring Funds’ investments.

Administrators

BNYM and MTBIA serve as co-administrators to the Trust and provide the Target Funds and Acquiring Funds with certain administrative personnel and services necessary to operate the Target Funds and Acquiring Funds.

MTBIA is entitled to receive the following maximum fee, based on the Target Funds’ and Acquiring Funds’ average daily net assets, for such administrative personnel and services:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

BNYM provides fund accounting and administration services to the Target Funds and Acquiring Funds for the following annual fee, based on the Target Funds’ and Acquiring Funds’ average aggregate daily net assets:

Annual Fee, Billed and Payable Monthly	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.0285%	on the first $500 million
0.0280%	on the next $500 million
0.0275%	on assets in excess of $1 billion

Transfer Agent

ALPS Fund Services, Inc., a registered transfer agent, currently serves as transfer and dividend disbursing agent to the Trust, and receives a separate fee from the Target Funds and Acquiring Funds for these transfer agency services. It is anticipated that in February 2012 BNY Mellon Investment Servicing (U.S.) Inc. will become transfer agent to the Funds.

Independent Registered Public Accounting Firm

Ernst & Young LLP, whose address is One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania 19103, serves as the Target Funds’ and Acquiring Funds’ independent registered public accounting firm.

Pricing of Shares

The price of each share of a Target Fund and an Acquiring Fund is based on its net asset value (“NAV”) per share. The NAV per share of a class is generally determined by dividing the total net market value of the securities and other assets in a Fund’s portfolio allocable to such class, less liabilities allocable to such class, by the total number of shares outstanding of such class.

The share pricing policies of the Target Funds and Acquiring Funds are set forth below.

Determining NAV for the Target Funds and Acquiring Funds

The NAV for shares of each Target Fund and Acquiring Fund is determined at the end of regular trading of the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m., Eastern time, but may vary due to market circumstances or other reasons (“NYSE Close”) on each day the NYSE is open.

The NAV of shares of the U.S. Government Bond Fund (Target Fund) and the Short Duration Government Bond Fund (Acquiring Fund) fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund.

The Prime Money Market Fund (Target Fund), the Money Market Fund (Acquiring Fund), the PA Tax-Free Money Market Fund (Target Fund), the NY Tax-Free Money Market Fund (Target Fund) and the Tax-Free Money Market Fund (Acquiring Fund) attempt to stabilize the NAV of their shares at $1.00 by valuing their portfolio securities using the amortized cost method. In all cases, the Board of these Target Funds and Acquiring Funds may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. These Target Funds and Acquiring Funds cannot guarantee that their NAV will always remain at $1.00 per share. In addition, these Target Funds and Acquiring Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, these Target Funds and Acquiring Funds reserve the right to advance the time NAV is determined and by which purchase, redemption and exchange orders must be received on that day, to the time of such closing.

Use of Fair Value for the Target Funds and Acquiring Funds

Each Target Fund and Acquiring Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Target Fund’s and each Acquiring Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating a Target Fund’s or Acquiring Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Target Funds’ and Acquiring Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Target Fund or Acquiring Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any Target Fund or Acquiring Fund invests in other investment companies, the prospectuses for those other investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Comparison of Sales Charges and Fees

Class A Shares Sales Charge

The Class A Shares of the U.S. Government Bond Fund and the Short Duration Government Bond Fund bear front-end sales charges. The Class A Shares are sold at the offering price which includes the front-end sales charge. The Money Market Funds do not bear sales charges.

Class A Shares of the U.S. Government Bond Fund and the Short Duration Government Bond Fund are sold at their NAV next determined after an order is received, plus a shares charge as follows:

U.S. Government Bond Fund (Target Fund)—Class A Sales Charge Schedule†

Purchase Amount	Sales Charge as a Percentage of Public Offering	Dealer Concession	Sales Charge as Percentage of NAV
Less than $100,000	4.50%	4.00%	4.71%
$100,000 but less than $250,000	3.50%	3.00%	3.63%
$250,000 but less than $500,000	2.50%	2.25%	2.56%
$500,000 but less than $1 million	2.00%	1.75%	2.04%
$1 million or greater	0.00%	0.00%	0.00%

†	Reflects MTB fee schedule to be in place at the Closing of the Reorganization. The current sales charge differs at the following breakpoints:

Purchase Amount	Sales Charge as a Percentage of Public Offering	Dealer Concession	Sales Charge as Percentage of NAV
$100,000 but less than $250,000	3.75%	3.25%	3.90%
$250,000 but less than $500,000	3.00%	2.75%	3.09%

Short Duration Government Bond Fund (Acquiring Fund)—Class A Sales Charge Schedule

Purchase Amount	Sales Charge as a Percentage of Public Offering	Dealer Concession	Sales Charge as Percentage of NAV
Less than $100,000	1.75%	1.50%	1.78%
$100,000 but less than $250,000	1.50%	1.25%	1.57%
$250,000 or greater	0.00%	0.00%	0.00%

Class A Shares NAV Commission Payments

The Funds’ investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the U.S. Government Bond Fund and $250,000 of the Short Duration Government Bond Fund. The Money Market Funds pay no commission on NAV trades.

Class A Shares of the U.S. Government Bond Fund and the Short Duration Government Bond Fund will pay advance commission payments as follows:

U.S. Government Bond Fund (Target Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million but less than $3 million	0.75%
$3 million but less than $5 million	0.50%
$5 million or greater	0.25%

Short Duration Government Bond Fund (Acquiring Fund)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million but less than $3 million	0.75%
$3 million but less than $5 million	0.50%
$5 million or greater	0.25%

Reduction of Class A Share Sales Charge

Sales charges on Class A Shares of the Funds may be reduced or eliminated by the following:

Sales charges at purchase may be reduced by:	Sales charges maybe be eliminated when shares are purchased:

purchasing shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);	by exchanging shares from the same share class of another MTB Fund (other than a money market fund);

combining concurrent purchases of shares:

by a shareholder, a shareholder’s spouse, and a shareholder’s children under age 21; or

of the same share class of two or more MTB Funds (other than money market funds);

through wrap accounts or other investment programs where shareholders pay the investment professional directly for services;

accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous share purchases still invested in a Fund);	through investment professionals that receive no portion of the sales charge;

signing a Letter of Intent (“LOI”) committing to purchase a certain dollar amount of the same class of shares within a 13 month period to combine such purchases in calculating the sales charge. The Funds’ custodian will hold shares in escrow equal to the maximum applicable sales charge. If a shareholder completes the LOI, the custodian will release the shares in escrow to a shareholder account. If shareholders do not fulfill the LOI, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to shareholder purchases.	as a current or retired/former Trustee, Director or employee of the Fund, the advisor, the distributor, the sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;
as an employee of a dealer which has a selling group agreement with the distributor and consents to such purchases;
with respect to former holders of the FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio who participated in the Reorganization of either Portfolio into Class A Shares of the corresponding MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge); or
as an investor referred by any sub-advisor to the Funds.

If a shareholder’s investment qualifies for a reduction or elimination of the sales charge, a shareholder or a shareholder’s financial intermediary must notify the Fund’s Distributor, ALPS Distributors, Inc. (“Distributor”), or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, a shareholder may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Contingent Deferred Sales Charge

The Acquiring Funds and the Target Funds do not charge a redemption fee except for the following:

Class A Shares

If shareholders make an investment of $1,000,000 or more in the U.S. Government Bond Fund, or $250,000 in the Short Duration Government Bond Fund, at net asset value in Class A Shares, and shareholders redeem all or any portion of their shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which the shareholders made their purchase, shareholders’ redemption proceeds will be subject to a 1.00% contingent deferred sales charge (“CDSC”). Exchanges do not trigger the CDSC. In addition, if the shareholders’ investment professional waives receipt of the NAV advanced commission payment described below and notifies the Funds, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Purchases, Redemptions and Exchange of Shares

The purchase, redemption and exchange procedures employed by the Target Funds and the Acquiring Funds are the same. Each Fund offers shares through its distributor on a continuous basis when the NYSE is open for business. Investors may generally purchase, redeem, or exchange shares by phone, mail, or wire through their financial intermediary or the Trust, subject to daily cutoff times. The Funds process orders at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after an order request is received by the Funds or their designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason. The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses.

Minimum Initial Investment (To Be Implemented at the time of the Reorganization)

Money Market Funds:

	Class A Shares	Class A Shares of the Money Market Fund, Class I and Corporate Shares	Class I2 Shares
Minimum Initial Investment	$0	$100,000	$1,000
Minimum Subsequent Investment	$25	$25	$25
Minimum Balance (non-retirement accounts)	$250	$10,000	$10,000

Non-Money Market Funds:

	Initial Purchase
	Class A	Class I
Minimum Initial Investment	$500	$100,000
Minimum Subsequent Investment	$25	$25
Minimum Balance (non-retirement accounts)	$250	$10,000

For both the Target and Acquiring Funds, the minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Purchasing Shares

How to Buy Shares

Directly with MTB Funds	To purchase shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Through an authorized intermediary	Shareholders normally purchase shares through investment professionals and different types of customer accounts at financial intermediaries. Shareholders should read the Funds’ prospectus together with any agreements between the shareholders and their financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in the prospectus, and any restrictions and limitations imposed.

By telephone

Once a shareholder account is established, shareholders may purchase, redeem or exchange shares by telephone unless shareholders have declined this privilege on their account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. A shareholder’s telephone instructions may be electronically recorded for their protection. Shareholders who purchase shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If shareholders transact with the Fund over the telephone, shareholders will generally bear the risk of any loss.

IRA Accounts	Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. A Shareholder may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts.

Payment Methods

By Check	Shareholders can purchase additional shares by sending a check to the Trust accompanied by purchase instructions. Checks must be payable to (Name of the Fund and Class of Shares) and mailed to Shareholder Services.

Before February 17, 2012: MTB Group of Funds P.O. Box 44489 Denver, CO 80201	Effective on or about February 17, 2012: MTB Group of Funds P.O. Box 9828 Providence, RI 02940

Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow shareholders’ purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

By Federal Reserve System Wire	Once a shareholder account is established, shareholders can wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, shareholders should wire their money along with their fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. The Funds are not responsible for delays in the receipt of wires.

Send wire to:

Before February 17, 2012

BNY Mellon

New York, NY

Dollar Amount of Wire

ABA Number 021000018

Account Number 8900668229

Attn: (MTB Fund Name)

Wire Order Number, Dealer

Number or Group Number

Nominee/Institution Name

Further Credit To: (MTB Account

name and number)

Effective on or about

February 17, 2012

BNY Mellon Investment

Servicing (U.S.) Inc.

New York, NY

Dollar Amount of Wire

ABA Number 011001234

Account Number 0000733-8506

Attn: (MTB Fund Name)

Wire Order Number, Dealer

Number or Group Number

Nominee/Institution Name

Further Credit To: (MTB Account

name and number)

By Automated Clearing House (“ACH”)	Once a shareholder account is established, shareholders may purchase Fund shares by transferring money via ACH from their checking or savings accounts to their Fund accounts. Shareholders will not begin earning dividends on Fund shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program	Once shareholders have opened a Fund account, shareholders can add to their investment on a regular basis in amounts of $25 or more ($1,000 or more for Class I Shares, Class I2 Shares and Corporate Shares of the Funds) through automatic deductions from their checking or savings accounts. Class S Shares can only be purchased through an automatic sweep program. To sign up for this program, please call Shareholder Services at 1-800-836-2211.

Corporate Shares of the Prime Money Market Fund	Corporate Class Share of the Prime Money Market Fund will accept purchases for $1 million minimum, on a non-aggregated basis, to open an account; additional purchases for existing accounts in any amount. Eligible purchasers are limited to Corporate customers of M&T Corporate Trust, M&T Institutional Custody and M&T Securities, directed trustees of defined benefit plans, and commercial demand deposit account sweeps. The Corporate Class Shares will not accept purchases from personal trust or discretionary accounts; exchanges from existing MTB money market accounts, or purchases that result from the sale and reinvestment of existing MTB money market accounts. Existing shareholders of the Corporate Class Shares may continue to hold their shares and add to their accounts without regard to the stated minimums and restrictions.

Sweep Accounts	If shareholders invest in Class S Shares through a sweep account shareholders will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms.

Redeeming Shares

How to Redeem Shares

By Mail	Send written requests with a Medallion signature guarantee to MTB Funds:

	Before February 17, 2012: MTB Group of Funds P.O. Box 44489 Denver, CO 80201	Effective on or about February 17, 2012: MTB Group of Funds P.O. Box 9828 Providence, RI 02940

For shareholder protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•    when shareholders are requesting a redemption by check of $50,000 or more;

•    when shareholders want a redemption to be sent to an address or bank account other than the one shareholders have on record with the Fund;

•    when shareholders want the redemption payable to someone other than the shareholder of record; or

•    when shareholders request a bank account to be linked to a shareholder’s Fund (all bank account owners must sign).

A shareholder’s signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

By Telephone

To redeem shares by telephone, please call Shareholder Services at 1-800-836-2211. Shareholders are automatically eligible to make telephone redemptions unless shareholders decline the privilege at the time they open their account. It is recommended that shareholders provide the necessary information for the telephone redemption option on their initial application. If shareholders do not do this and later wish to take advantage of the telephone redemption privilege, call Shareholder Services for authorization forms.

The Trust limits telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record.

Payment Methods

By Check

Normally, a check for redemption proceeds is mailed within one business day after a shareholder redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•    to allow a shareholder’s purchase to clear (as discussed below);

•    during periods of market volatility;

•    when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or

•    during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If shareholders request a redemption of shares recently purchased by check (including a cashier’s check or certified check) or ACH, their redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such shares. If the purchase instrument does not clear, the shareholder purchase order will be cancelled and the shareholder will be responsible for any losses incurred by the Fund as a result of their cancelled order. In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period: when the NYSE is closed, other than customary weekend and holiday closings; when trading on the NYSE is restricted, as determined by the SEC; or in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

Shareholders will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

By Federal Reserve System Wire	Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers.

By ACH	Shareholders may have redemption proceeds sent directly to their checking or savings accounts via ACH transfer from the Fund. If shareholders place their order by 11:00 a.m. (Eastern time) for the Tax-Free Money Market Funds, 3:00 p.m. (Eastern time) for the Taxable Money Market Funds, or the NYSE Close (4:00 p.m. Eastern Time) for the Bond, Strategic Allocation and Equity Funds, shareholders will receive that day’s closing NAV. Since ACH transfers are processed overnight, shareholders generally will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

Shareholders may automatically redeem shares in a minimum amount of $50 ($1,000 for Class I Shares, Class I2 Shares and Corporate Shares of the Funds) on a regular basis. A shareholder account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, a shareholder’s account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming shares using this program. For more information and an application form for this program call Shareholder Services at 1-800-836-2211.

Generally, Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class C Shares if:

Shares redeemed are 10% or less of the account value in a single year. In measuring the redemption percentage, a shareholder account is valued when a shareholder establishes the systematic redemption program and then annually at calendar year end; and all dividends and capital gains distributions are reinvested.

Additional Conditions

Redemption In Kind	Although the Funds intend to pay share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption from Retirement Accounts	In the absence of the shareholder’s specific instructions, 10% of the value of the shareholder’s redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

Shareholders may exchange shares of the Funds for the same share class of another MTB Fund. All exchange requests must include a shareholder’s name and account number, the Fund’s name and share class, the number of shares or dollar amount shareholders wish to exchange and the name of the Fund into which the exchange is to be made. In order to exchange Shares shareholders must submit their request in proper form and:

1)	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

2)	establish an account in the Fund shareholders want to acquire if shareholders do not have an account in that Fund;

3)	ensure that the account registrations are identical;

4)	receive a prospectus for the Fund into which shareholders wish to exchange; and

5)	only exchange into a Fund that may be legally sold in a shareholder’s state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

How to Exchange Shares

Directly through Funds	When the NYSE is open for business, shareholders exchange shares by phone, mail, or wire through a shareholder’s financial intermediary or the Trust.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call Shareholder Services at 1-800-836-2211.

Shareholders will not receive a dividend from the Fund into which shareholders are exchanging on the date of the exchange.

Shareholders will automatically be eligible for telephone exchanges, unless shareholders decline this privilege at the time shareholders open their account. It is recommended that shareholders provide the necessary information for the telephone exchange option on their initial application. If shareholders do not do this and later wish to take advantage of the privilege, call Shareholder Services at 1-800-836-2211 for authorization forms.

By Mail	Send written request to: Before February 17, 2012: MTB Group of Funds P.O. Box 44489 Denver, CO 80201	Effective on or about February 17, 2012: MTB Group of Funds P.O. Box 9828 Providence, RI 02940

Systematic Exchange Program	Shareholders may exchange shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 ($1,000 for Class I Shares, Class I2 Shares and Corporate Shares of the Funds) and are subject to limitations as described above. Class S Shares are not available for exchange. For more information and an application form for this Program, call Shareholder Services at 1-800-836-2211.

Class A Share and Class A2 Share Exchanges

Exchanges at NAV

If shareholders exchange between Funds with different sales charges, the exchange will be made at NAV. However, shareholders would pay applicable sales charges when exchanging shares from one of the Money Market Funds into one of the Bond, Strategic Allocation or Equity Funds. If shareholders paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), shareholders will not have to pay the sales charge again upon exchange. This is true even if shareholders exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

If shareholders formerly were a holder of Shares of FBR Maryland Tax-Free Portfolio or FBR Virginia Tax-Free Portfolio and participated in the Reorganization of either Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund, shareholders may exchange such Class A Shares into Class A Shares of any other MTB Funds at NAV. In addition, shareholders may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), shareholders or their financial intermediary must notify ALPS Distributors, Inc. or MTB Funds Shareholder Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund without a sales charge if a shareholder became a shareholder of such Fund as part of the Reorganization.

Exchanges Subject to a Sales Charge	If shareholders invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, shareholders will be assessed the applicable sales charge when shareholders make the exchange. However, the sales charge will not be applied to any shares that shareholders acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares and Class A2 Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Accounts with low balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class A and Class A2 Shares, and $10,000 for Class I Shares, Class I2 Shares and Corporate Shares; for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, a shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Additional Payments to Financial Intermediaries

The Funds’ investment advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell shares of the Fund to shareholders. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the

Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Shareholders should contact their financial intermediary for information about any payments it receives from the Distributor, the investment advisor, their affiliates, or the Funds and any services the financial intermediary provides.

Dividends and Distributions

The Target Funds and Acquiring Funds expect to declare dividends from their net investment income, if any, to shareholders daily and pay dividends from their net investment income, if any, to shareholders monthly. The Target Funds and Acquiring Funds typically distribute net realized capital gains, if any, at least annually, usually in December. The Target Funds and Acquiring Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee a Target Fund or Acquiring Fund will pay either an income dividend or a capital gains distribution.

For more information about dividends, distributions and the tax implications of investing in each Acquiring Fund, please see the section entitled “Federal Income Tax Consequences of the Reorganization” in this Prospectus/Proxy Statement.

Financial Highlights

Attached as Appendix B are updated financial highlights information for the six month period ended October 31, 2011 and the past five fiscal years for the Acquiring Funds and Target Funds.

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by, and on behalf of, the Board, to be used at the Meeting. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of each Target Fund on or about January 13, 2012. Only shareholders of record as of the close of business on the Record Date, December 23, 2011, will be entitled to notice of, and to vote at, the Meeting. If the enclosed form of proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked but properly executed proxy cards will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate.

You can vote in any one of four ways:

By mail, with the enclosed proxy card;

In person at the Meeting;

By telephone; or

By internet.

INSTRUCTIONS FOR VOTING BY TOUCH-TONE TELEPHONE

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Call the toll-free number indicated on your proxy card.

3.	Follow the recorded instructions to cast your vote.

INSTRUCTIONS FOR VOTING BY INTERNET

1.	Read the Prospectus/Proxy Statement and have your proxy card with you.

2.	Go to the website indicated on your proxy card.

3.	Follow the instructions provided on the website to cast your vote.

We encourage you to vote by telephone or internet by using the control number that appears on your enclosed proxy card. Use of telephone and internet voting will reduce the time and costs associated with this proxy solicitation.

A shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised: (i) by sending a written notice of revocation to Broadridge Financial Solutions, Inc., at the following address: 51 Mercedes Way, Edgewood, New York 11717; (ii) by returning a duly executed proxy with a later date before the time of the Meeting, or (iii) if a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the Secretary of the Trust (without complying with any formalities) at any time before it is voted. Being present at the Meeting alone does not revoke a previously executed and returned proxy. Unless revoked, all valid and executed proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

Solicitation of Votes

In addition to the mailing of this Prospectus/Proxy Statement, proxies may be solicited by telephone or in person by the Trustees, officers of the Trust, personnel of MTBIA, the Funds’ administrator or distributor, and personnel of the Funds’ transfer agent, or broker-dealer firms.

Broadridge Financial Solutions, Inc., a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $5,608. It is expected that the solicitation will be primarily by mail. As the date of the Meeting approaches, however, certain Target Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of a Target Fund. Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information provided by the person corresponds to the information that the Solicitor has, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement. Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement. The Solicitor representative will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy card originally sent with this Prospectus/Proxy Statement or attend the Meeting in person.

Each Target Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Such broker-dealer firms, custodians, nominees, and fiduciaries may be reimbursed for their reasonable expenses incurred in connection with such proxy solicitation. In addition, certain officers and representatives of MTBIA or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

Quorum and Voting Requirements

Holders of at least one-third of the total number of shares of each Target Fund outstanding as of the Record Date, present in person or by proxy, shall constitute a quorum for the purpose of voting on the proposal. Approval of the proposal requires the affirmative vote of a 1940 Act Majority.

Effect of Abstention and Broker “Non-Votes”

For purposes of determining the presence of a quorum for transacting business at the Meeting, executed proxies marked as abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present for quorum purposes but which have not been voted. Such instructions will have the same effect as that of a vote against approval of the Plan, because approval requires the affirmative vote of a 1940 Act Majority.

Adjournment

If a quorum is not present in person or by proxy at the time the Meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the Plans, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies concerning the Plans. Any adjournment will require the affirmative vote of a majority of each Target Fund’s shares present at the Meeting. If an adjournment of the Meeting is proposed because there are not sufficient votes in favor of the Plans, the persons named as proxies will vote their proxies as they deem appropriate under the circumstances.

Other Matters

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Trustees are not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Future Shareholder Proposals

You may request inclusion in the Trust’s proxy statement for shareholder meetings certain proposals for action which you intend to introduce at such meeting. Any shareholder proposals must be presented a reasonable time before the proxy materials for the next meeting are sent to shareholders. The submission of a proposal does not guarantee its inclusion in the proxy statement and is subject to limitations under the federal securities laws. The Trust is not required to hold regular meetings of shareholders, and in order to minimize its costs, does not intend to hold meetings of the shareholders unless so required by applicable law, regulation, regulatory policy, or unless otherwise deemed advisable by the Board. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

Record Date and Outstanding Shares

Target Funds

Only shareholders of record of a Target Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.

The following table shows the number of shares of each class and the total number of outstanding shares of each Target Fund as of December 23, 2011:

Target Fund	Number of Shares Outstanding
Prime Money Market Fund Corporate Shares	280,751,292

PA Tax-Free Money Market Funds
Class A Shares	6,474,410
Class I Shares	17,703,207
Class I2 Shares	3,285,455

Total	27,463,072

NY Tax Free Money Market Fund
Class A Shares	61,335,799
Class I Shares	45,644,888

Total	106,980,687

Target Fund	Number of Shares Outstanding
U.S. Government Bond Fund
Class A Shares	580,757
Class I Shares	5,841,497

Total	6,422,254

As of December 23, 2011, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the shares of each Target Fund].

As of December 23, 2011, the persons shown below owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Target Funds. The percentage of the corresponding Acquiring Fund that would be owned by the below named shareholders of the Target Fund upon consummation of the Reorganization is expected to decline.

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
MTB Prime Money Market Fund	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept. Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Corporate Class Shares; 186,482,696	66.42%	66.42%

	Gerlach (Nominee) & Co. LLC FBO 3800 Citigroup Center B3-14 Tampa, FL 33610	Corporate Class Shares; 30,425,242	10.84%	10.84%

MTB Pennsylvania Tax-Free Money Market Fund	Pershing as agent for brokerage customers Attn: Cash Management 1 Pershing Plz. Jersey City, NJ 07399-0002	Class A Shares; 6,350,563	98.09%	23.12%

	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept. Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class I Shares; 13,094,465	73.97%	47.68%

Target Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class I2 Shares; 3,285,342	100.00%	11.96%

MTB New York Tax-Free Money Market Fund	Pershing as agent for customers Attn: Cash Management 1 Pershing Plz. Jersey City, NJ 07399-0002	Class A Shares; 50,665,945	82.60%	47.36%

	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept. Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class I Shares; 36,012,065	78.90%	33.66%

MTB U.S. Government Bond Fund	T Rowe Price Retirement Plan 4515 Painters Mill Rd. Owings Mills, MD 21117-4903	Class I Shares; 3,368,450	57.66%	52.45%

	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 1,111,437	19.03%	17.31%

	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 963,551	16.49%	15.00%

Acquiring Funds

As of December 23, 2011, the current officers and Trustees of the Trust in the aggregate beneficially owned less than 1% of the shares of each of the Acquiring Funds.

As of December 23, 2011, the persons shown below owned of record or beneficially 5% or more of the outstanding shares of the class identified of Acquiring Fund. The percentage of the Acquiring Fund that would be owned by the below named shareholders upon consummation of the Reorganization is expected to decline.

Acquiring Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
MTB Money Market Fund	Pershing as agent for brokerage customers Attn: Cash Management 1 Pershing Plz Jersey City, NJ 07399-0002	Class I Shares; 52,163,830	6.26%	2.87%

	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class I Shares; 768,709,872	92.26%	42.27%

MTB Tax-Free Money Market Fund	Pershing as agent for brokerage customers Attn: Cash Management 1 Pershing Plz Jersey City, NJ 07399-0002	Class A Shares; 10,129,330	90.60%	7.69%

	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept. Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class A Shares; 965,302	8.63%	0.73%

	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept. Cash Mgmt. Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class I Shares; 75,797,798	97.04%	57.53%

Acquiring Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Manufacturers & Traders Tice & Co. 8th Floor Attn: TR Dept Cash Mgmt Clerk P.O. Box 1377 Buffalo, NY 14240-1379	Class I2 Shares; 42,473,523	100.00%	32.24%

MTB Short Duration Government Bond Fund	Pershing LLC P.O. Box 1170 Valley Forge, PA 19482-1170	Class A Shares; 203,252	12.80%	1.46%

	Pershing LLC P.O. Box 1170 Valley Forge, PA 19482-1170	Class A Shares; 189,042	11.90%	1.36%

	Nationwide Trust Co. FSB C/O IPO Portfolio Accounting P.O. Box 182029 Columbus, OH 43218-2029	Class A Shares; 156,281	9.84%	1.12%

	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 4,206,004	34.46%	30.25%

	SEI Private Trust Co. c/o M&T Bank Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 2,974,766	24.37%	21.40%

	SEI Private Trust Co. c/o M&T Bank ID337 Attn: Mutual Funds Administrator 1 Freedom Valley Dr. Oaks, PA 19456-9989	Class I Shares; 1,784,283	14.62%	12.83%

Acquiring Fund	Name and Address	Class; Amount of Shares Owned	Percentage of Class Owned	Percentage of Fund Owned
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-9998	Class I Shares; 654,370	5.36%	4.71%

The votes of the shareholders of the Acquiring Funds are not being solicited since their approval or consent is not necessary for the Reorganizations to take place.

Information About the Funds

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and certain other federal securities statutes, and files reports and other information with the SEC. Proxy materials, reports and other information filed by the Trust can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street NE, Room 1580, Washington, DC 20549 and at the following regional offices of the SEC: New York Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Miami Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Chicago Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Denver Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; Los Angeles Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036; Atlanta Regional Office, 3475 Lenox Road, N.E., Suite 1000, Atlanta, Georgia 30326; Boston Regional Office, 33 Arch Street, 23rd Floor, Boston, Massachusetts 02110; Fort Worth Regional Office, Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, Texas 76102; Philadelphia Regional Office, 701 Market Street, Suite 2000, Philadelphia, Pennsylvania 19106; Salt Lake City Regional Office, 15 W. South Temple Street, Suite 1800, Salt Lake City, Utah 84101; and San Francisco Regional Office, 44 Montgomery Street, Suite 2600, San Francisco, California 94104. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Service, SEC, Washington, D.C. 20549 at present rates. The SEC maintains a website (at http://www.sec.gov) which contains other information about the Trust.

APPENDIX A: FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION is made as of October 26, 2011 (the “Plan”) by MTB Group of Funds, a Delaware statutory trust, with its principal place of business at 100 East Pratt Street, Baltimore, MD 21202 (“MTB Trust” or the “Trust”), on behalf of the following series:

Acquired Fund and Share Class	Acquiring Fund and Share Class
MTB Prime Money Market Fund	MTB Money Market Fund
Corporate Class Shares	Class I Shares†

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class I Shares	Class I Shares†
Class I2 Shares	Class I2 Shares†
Class A Shares	Class A Shares†

MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class I Shares	Class I Shares†
Class A Shares	Class A Shares†

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund
Class I Shares	Class I Shares
Class A Shares	Class A Shares

†

On or about January 20, 2012, with regard to the money market funds listed above, Class I Shares will be redesignated Select Shares, Class I2 Shares will be redesignated Administrative Shares and Class A Shares will be redesignated Service Shares pursuant to a Plan of Recapitalization adopted by the Trust’s Board of Trustees.

Each above pair of Acquired Fund and corresponding Acquiring Fund set forth opposite of the Acquired Fund are referred to as a “Corresponding Acquired Fund” or “Corresponding Acquiring Fund” as appropriate. Acquired Funds and Acquiring Funds may be collectively referred to herein as each “Fund” or the “Funds”.

This Plan is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. Each reorganization will consist of: (i) the transfer of substantially all of the assets, property and goodwill (“Assets”) of each Acquired Fund listed in the table above in exchange for the corresponding class of shares listed in the table above of the Corresponding Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by each Corresponding Acquiring Fund of all of the liabilities (as set forth in paragraph 1.3) of its Corresponding Acquired Fund; (iii) the distribution of each class of Acquiring Fund Shares to the holders of the corresponding class of shares of a Corresponding Acquired Fund and (iv) the liquidation of each Acquired Fund as provided herein, all upon the terms and conditions set forth in this Plan (the “Reorganization”).

WHEREAS, each Acquiring Fund and Acquired Fund are separate series of MTB Trust, and MTB Trust is an open-end, registered management investment company, and each Acquired Fund owns securities that generally are assets of the character in which its Corresponding Acquiring Fund is permitted to invest;

WHEREAS, each Acquiring Fund and Acquired Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of such Acquiring Fund and that the interests of the existing shareholders of each Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of MTB Trust have determined that the Reorganization, with respect to each Acquired Fund, is in the best interests of such Acquired Fund and that the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

ARTICLE I:	TRANSFER OF ASSETS OF AN ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF AN ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties of each Acquiring Fund contained herein, each Acquired Fund agrees to sell, convey, transfer and deliver all of its Assets, as set forth in paragraph 1.2, to its Corresponding Acquiring Fund. In exchange, each Acquiring Fund agrees to (i) deliver to its Corresponding Acquired Fund the number of full and fractional Acquiring Fund Shares, determined, with respect to each class of shares of an Acquired Fund and the corresponding class of shares of Acquiring Fund, by (a) multiplying the shares outstanding of an Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of an Acquired Fund by (y) the net asset value per share of an Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2 and (ii) assume all of the liabilities of each Acquired Fund as set forth in paragraph 1.3. Holders of each class of shares of an Acquired Fund will receive shares of the corresponding class of an Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The Assets of an Acquired Fund to be acquired by an Acquiring Fund shall consist of all property, assets, and goodwill, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, stock splits, settlement rights and payments, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption) owned by an Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the Closing Date (as defined in paragraph 3.1), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to discharge all of an Acquired Fund’s known liabilities on its books on the Closing Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Closing Date and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against an Acquired Fund, if any, on the Closing Date, for which contingent and other appropriate liability reserves shall be established on the books of an Acquired Fund.

Each Acquired Fund has provided to its Corresponding Acquiring Fund its most recent audited financial statements, which contain a list of all of an Acquired Fund’s Assets as of the date of such statements. Each Acquired Fund hereby represents that as of the date of the execution of this Plan, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. Each Acquired Fund will discharge all of its known liabilities and obligations prior to the Closing Date (as defined in paragraph 3.1). Each Acquiring Fund will assume all of the liabilities of its Corresponding Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Time (as defined in paragraph 2.1) in connection with the acquisition of the Assets and subsequent liquidation and dissolution of the Corresponding Acquired Fund.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) each Acquired Fund will distribute in complete liquidation of an Acquired Fund, pro rata to its shareholders of record, all of the Acquiring Fund Shares received by an Acquired Fund pursuant to paragraph 1.1, determined as of the close of business on the business day immediately preceding the Closing Date (the “Acquired Fund Shareholders”); and (b) each Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of the Acquiring Fund Shares credited to the account of an Acquired Fund on the books of its Corresponding Acquiring Fund to open accounts on the share records of the Corresponding Acquiring Fund in the name of Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of each Acquired Fund (the “Acquired Fund Shares”) will simultaneously be canceled on the books of Acquired Fund and shall no longer evidence ownership thereof. An Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, each Acquired Fund shall not conduct any business except in connection with its termination. Fractional shares of beneficial interest of an Acquiring Fund shall be carried to the third decimal place.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of an Acquiring Fund’s transfer agent. Acquiring Fund Shares will be issued simultaneously to an Acquired Fund, in an amount equal in value to the aggregate net asset value of each class of shares of Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of Acquired Fund Shares on the books of an Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of an Acquired Fund is and shall remain the responsibility of an Acquired Fund.

1.8 TERMINATION. Each Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of an Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to an Acquiring Fund from and after the Closing Date and shall be turned over to an Acquiring Fund as soon as practicable following the Closing Date.

1.10. UNPAID DIVIDENDS AND DISTRIBUTIONS. On the Closing Date (as defined in paragraph 3.1), each Acquired Fund Shareholder as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing Date shall have the right to receive such unpaid dividends and distributions with respect to the shares of an Acquired Fund that such person had on the Distribution Record Date.

ARTICLE II: VALUATION

2.1 VALUATION OF ASSETS. The value of an Acquired Fund’s Assets to be acquired by an Acquiring Fund hereunder shall be the value of such Assets at the close of regular trading on the New York Stock Exchange (the “NYSE”) on the business day immediately preceding the Closing Date provided in paragraph 3.1 or such earlier or later date and time as determined by an officer of the MTB Trust (the “Valuation Time”), using the valuation procedures set forth in MTB Trust’s Amended and Restated Agreement and Declaration of Trust (the “Trust Instrument”), Acquiring Fund’s then current Prospectus and Statement of Additional Information, and MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time, determined to the nearest full cent, using the valuation procedures set forth in the Trust Instrument, Acquiring Fund’s then current Prospectus and Statement of Additional Information, and MTB Trust’s Pricing Committee Procedures, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for an Acquired Fund’s Assets, shall be determined, with respect to each class of shares of an Acquired Fund and each corresponding class of shares of an Acquiring Fund, by (a) multiplying the shares outstanding of an Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of an Acquired Fund by (y) the net asset value per share of its Corresponding Acquiring Fund determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by The Bank of New York Mellon, on behalf of an Acquiring Fund and an Acquired Fund.

2.5 NET ASSET VALUE OF MONEY MARKET FUNDS. The net asset values of the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, and MTB Money Market Fund (the “Money Market Funds”), respectively, are based on the amortized cost procedures that have been adopted by the Board of Trustees of the MTB Trust. If, for any period from the date of this Agreement up to and including the Valuation Time, the market value per share of a Money Market Fund falls below $1.000, the Money Market Fund shall adhere to its amortized cost procedures, including but not limited to, providing any required notices to the MTB Trust’s Board of Trustees. If the difference between the per share net asset value of any class of an Acquired Fund and the corresponding class of its Corresponding Acquiring Fund equals or exceeds $0.0010 at the Valuation Time, as computed by using market values in accordance with the policies and procedures established by MTB Trust, MTB Trust shall have the right to postpone the Closing Date involving such Funds until such time as the per share difference is less than that amount. If such Closing Date is postponed pursuant to the preceding sentence, then the Fund having the per share net asset value of any class (as computed in accordance with the preceding sentence) at the Valuation Time that is $0.0010 or more lower than that of the corresponding class of shares of the other Fund shall use commercially reasonable efforts to reduce such difference to less than $0.0010 within thirty days. If after thirty days, the difference between the per share net asset value of any class of an Acquired Fund and the corresponding class of its Corresponding Acquiring Fund still equals or exceeds $0.0010, then the parties shall have the right to terminate the reorganization transaction involving such Acquired Fund and its Corresponding Acquiring Fund.

ARTICLE III: CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about March 12, 2012, or such other date(s) as the parties may agree to (the “Closing Date”). All acts taking place at the closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of MTB Trust, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Each Acquired Fund shall cause its custodian (the “Custodian”) to deliver on the Closing Date a certificate of an authorized officer stating that: (a) Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to its Corresponding Acquiring Fund on the Closing Date; and (b) all necessary Taxes (as defined below) including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or an Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, or to such other date(s) as the parties may agree.

3.4 TRANSFER AGENT’S CERTIFICATE. Each Acquired Fund shall cause ALPS Fund Services, Inc. (“ALPS”), as transfer agent for each Acquired Fund as of the Closing Date, to deliver at the closing, a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder at the Valuation Time. Each Acquiring Fund shall issue and deliver or cause ALPS, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of MTB Trust or provide evidence satisfactory to its Corresponding Acquired Fund that Acquiring Fund Shares have been credited to an Acquired Fund’s account on the books of an Acquiring Fund. On the Closing Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV: REPRESENTATIONS AND WARRANTIES

4.1 NECESSARY FINDINGS OF FACT BY THE MTB TRUST ON BEHALF OF EACH ACQUIRED FUND AND ACQUIRING FUND:

(a) Each Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

(b) MTB Trust is duly registered as an open-end management investment company under the 1940 Act, and MTB Trust’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect as of the date hereof and will be in full force and effect as of the Closing Date.

(c) The current Prospectus and Statement of Additional Information of each Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations. All of the shares of each Acquired Fund and Acquiring Fund sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exception for the purpose of raising initial capital or obtaining any required initial shareholder approvals. The Prospectus and Statement of Additional Information of each Fund, as well as the combined prospectus/proxy statement pursuant to which approval of Acquired Fund’s shareholders will be sought, shall not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d) The books and records of each Acquired Fund, including FASB ASC 740-10-25 (formerly FIN 48) work papers and supporting statements (“FIN 48 Workpapers”), made available to its Corresponding Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of an Acquired Fund. The books and records of each Acquiring Fund, including FIN 48 Workpapers, made available to its Corresponding Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of an Acquiring Fund.

(e) The execution, delivery, and performance of this Plan on behalf of each Fund (subject to Acquired Fund Shareholder approval) will not result in the violation of any provision of MTB Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which either is a party or by which it is bound.

(f) Each Acquired Fund has no material contracts or other commitments (other than this Plan) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

(g) Except as otherwise disclosed in writing to and accepted by the relevant Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Fund to carry out the transactions contemplated by this Plan. Neither Fund knows of any facts that might form the basis for the institution of such proceedings and neither Fund is a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein. Neither Fund is charged with, or to its knowledge, threatened with, any violation or investigation of any possible violation of any provision of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The audited financial statements of each Fund as of April 30, 2011, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements fairly reflect the financial condition of each Fund as of such date, and there are no known contingent liabilities of either Fund as of such date that are not disclosed in such statements.

(i) The statement of assets and liabilities of each Acquired Fund and Acquiring Fund to be furnished by MTB Trust as of the Closing Date for the purpose of determining the number of shares of beneficial interest of an Acquiring Fund to be issued pursuant to Article I hereof will accurately reflect the net assets of an Acquired Fund and its Corresponding Acquiring Fund and their outstanding shares of beneficial interest as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(j) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in either Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by a Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by MTB Trust on behalf of the relevant Fund. For the purposes of this paragraph (j), a decline in the net asset value of Acquired Fund shall not constitute a material adverse change.

(k) MTB Trust has duly and timely filed, on behalf of each Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by an Acquired Fund or its Corresponding Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by Acquired Fund or Acquiring Fund. On behalf of each Acquired Fund or Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of an Acquired Fund or Acquiring Fund, as appropriate, as of the Closing Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by an Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Closing Date, including all Taxes imposed before or after the Closing Date that are attributable to any such period or fiscal year. To the best of MTB Trust’s knowledge, no return filed by it, on behalf of an Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the Assets of an Acquired Fund or Acquiring Fund, as appropriate. There are no known actual or proposed deficiency assessments with respect to any Taxes payable by the Trust.

(l) All issued and outstanding shares of each Fund are duly and validly issued and outstanding, fully paid and non-assessable by such Fund. All of the issued and outstanding shares of an Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of an Acquired Fund’s transfer agent as provided in paragraph 3.4. No Fund has any outstanding options, warrants, or other rights to subscribe for or purchase any of its shares, and has no outstanding securities convertible into any of its shares. Each Acquired Fund and Acquiring Fund are authorized to issue an unlimited number of shares of beneficial interest, with no par value.

(m) At the Closing Date, each Acquired Fund will have good and marketable title to the Acquired Fund’s Assets to be transferred to its Corresponding Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which an Acquiring Fund has received notice, and, upon delivery and payment for such Assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, an Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such Assets, other than such restrictions as might arise under the 1933 Act, and such imperfections of title or encumbrances as do not materially detract from the value or use of the Assets subject thereto, or materially affect title thereto, and other than as disclosed to and accepted by an Acquiring Fund.

(n) No Fund has any unamortized or unpaid organizational fees or expenses.

(o) Acquiring Fund Shares to be issued and delivered to an Acquired Fund for the accounts of Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(p) MTB Trust has the necessary trust power and trust authority to conduct its business and the business of each Acquiring Fund and Acquired Fund as such businesses are now being conducted. MTB Trust has full trust power and trust authority to enter into and perform its obligations under this Plan. The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of each Fund. Subject to approval by Acquired Fund Shareholders, this Plan constitutes a legally valid and binding obligation of each Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, arrangement among creditors, fraudulent transfer or conveyance and other laws relating to or affecting creditors’ rights and to general equity principles.

(q) The information to be furnished by each Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(r) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of Acquired Fund Shareholders and on the Closing Date, any written information furnished by MTB Trust with respect to each Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(s) Each Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under Subchapter M of the Code (a “RIC”), as of and since its first taxable year; is a “fund” as defined in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation, and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(t) Each Acquiring Fund has elected to qualify and has qualified as a RIC under Subchapter M of the Code as of and since its first taxable year; is a “fund” as deemed in Section 851(g)(2) of the Code; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year and the consummation of the transactions contemplated by this Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

(u) No Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(v) There is no inter-corporate indebtedness existing between an Acquired Fund and an Acquiring Fund that was issued, acquired, or will be settled at a discount.

(w) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Plan by MTB Trust, for itself and on behalf of each Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Plan and the transactions contemplated herein must be approved by the shareholders of each Acquired Fund as described in paragraph 5.2.

(x) On the Closing Date, each class of shares of beneficial interest of an Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of an Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(y) Each Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V: COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. Each Fund will operate its respective business in the ordinary course between the date of this Plan and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Board of Trustees of MTB Trust will call a special meeting of Acquired Fund Shareholders to consider and act upon this Plan and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Acquired Fund covenants that its Acquiring Fund Shares to be issued pursuant to this Plan are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Plan.

5.4 ADDITIONAL INFORMATION. Each Acquired Fund will assist its Corresponding Acquiring Fund in obtaining such information as an Acquiring Fund reasonably requests concerning the beneficial ownership of an Acquired Fund’s shares.

5.5 FURTHER ACTION. Subject to the provisions of this Plan, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. If requested by an Acquiring Fund in writing, each Acquired Fund shall furnish its Corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Corresponding Acquiring Fund, a statement of the earnings and profits of an Acquired Fund for federal income tax purposes that will be carried over by an Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. MTB Trust will prepare and file with the Commission a registration statement on Form N-14 relating to Acquiring Fund Shares to be issued to shareholders of an Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement of an Acquired Fund and a Prospectus of an Acquiring Fund relating to the transactions contemplated by this Plan. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations promulgated thereunder as applicable. The Registration Statement will not contain untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Acquired Fund’s shareholders’ meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading. Each Fund will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Acquired Fund’s Shareholders to consider the approval of this Plan and the transactions contemplated herein.

5.8 SHARES OF BENEFICIAL INTEREST. The shares of beneficial interest of each Acquiring Fund to be issued and delivered to its Corresponding Acquired Fund pursuant to the terms of Article I hereof shall have been duly authorized as of the Closing Date and, when so issued and delivered, shall be registered under the 1933 Act, validly issued and fully paid and non-assessable, and no shareholder of an Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof other than any rights created pursuant to this Plan.

5.9 TAX RETURNS. Each Fund covenants that by the Closing Date, all federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

ARTICLE VI: CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its Corresponding Acquiring Fund of all the obligations to be performed by such Corresponding Acquiring Fund pursuant to this Plan on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations and warranties of an Acquiring Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants and obligations of an Acquiring Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Each Acquiring Fund shall have delivered to its Corresponding Acquired Fund a certificate executed in an Acquiring Fund’s name by MTB Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to an Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as an Acquired Fund shall reasonably request.

6.2 PAYMENT OF DIVIDENDS AND CAPITAL GAINS. Each Acquired Fund shall have declared and paid a dividend or dividends prior to the closing on the Closing Date which, together with all previous such dividends, shall have the effect of distributing to its shareholders (i) all of an Acquired Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of an Acquired Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of an Acquired Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable year prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

ARTICLE VII: CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of an Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its Corresponding Acquired Fund of all the obligations to be performed by such Corresponding Acquired Fund pursuant to this Plan, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations and warranties of an Acquired Fund contained in this Plan shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of an Acquired Fund contained in this Plan shall have been complied with in all material respects as of the Closing Date. Each Acquired Fund shall have delivered to its Corresponding Acquiring Fund on such Closing Date a certificate executed in an Acquired Fund’s name by MTB Trust’s President or Vice President and Treasurer or Assistant Treasurer, in form and substance satisfactory to an Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as an Acquiring Fund shall reasonably request.

7.2 Each Acquired Fund shall have delivered to its Corresponding Acquiring Fund a statement of an Acquired Fund’s assets and liabilities, together with a list of Acquired Fund’s portfolio securities showing the Tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of MTB Trust.

ARTICLE VIII:	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to either an Acquired Fund or an Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

8.1 This Plan and the transactions contemplated herein, with respect to an Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of an Acquired Fund in accordance with applicable law and the provisions of MTB Trust’s Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to an Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor an Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Plan under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Plan or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the Assets or properties of an Acquiring Fund or an Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued prior to the Closing Date or shall be in effect on the Closing Date. To the best knowledge of the parties to this Plan, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of counsel substantially to the effect that for federal income tax purposes with respect to each Acquiring Fund and corresponding Acquired Fund, provided the transactions contemplated hereby are carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of MTB Trust on behalf of the Funds with regard to matters of fact:

(a) The acquisition by the Acquiring Fund of substantially all of the Assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its Assets to, and assumption of its liabilities by, the Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code;

(c) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the Assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and the issuance of the Acquiring Fund Shares pursuant to Section 1032(a) of the Code;

(d) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to the Acquired Fund shareholders in liquidation of the Acquired Fund pursuant to Section 361(c)(1) of the Code;

(e) The tax basis of the Assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such Assets to the Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code;

(f) The holding periods of the Assets of the Acquired Fund received by the Acquiring Fund will include the periods during which such Assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code;

(g) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(h) The aggregate tax basis of the Acquiring Fund Shares received by the Acquired Fund shareholders (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code;

(i) The holding period of the Acquiring Fund Shares received by the Acquired Fund’s shareholders (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date of the Reorganization pursuant to Section 1223(l) of the Code; and

(j) Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

Such opinion shall be based on customary assumptions and such representations as Stradley Ronon Stevens & Young, LLP may reasonably request, and the MTB Trust will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on an MTB Fund or any MTB Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the MTB Trust may not waive the conditions set forth in this paragraph 8.5.

8.6 That on the Closing Date, each Acquired Fund transfers to its Corresponding Acquiring Fund aggregate net assets of an Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% of fair market value of the total gross assets recorded on the books of an Acquired Fund on the Closing Date.

8.7 That there be delivered to an Acquiring Fund (a) information concerning the tax basis and holding period of an Acquired Fund in all securities transferred to an Acquiring Fund; (b) shareholder information including: the names, addresses, and taxpayer identification numbers of the shareholders of an Acquired Fund as of the Closing Date; the number of shares held by each shareholder; the dividend reinvestment elections applicable to each shareholder; and the backup withholding and nonresident alien withholding certifications, notices or records on file with Acquired Fund with respect to each shareholder; (c) if requested by an Acquiring Fund in writing, all FIN 48 Workpapers; (d) if requested by an Acquiring Fund in writing, the Tax books and records of an Acquired Fund for purposes of preparing any Tax returns required by law to be filed after the Closing Date; and (e) if requested by an Acquiring Fund in writing, a statement of earnings and profits of an Acquired Fund, as described in paragraph 5.6.

8.8 That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from Counsel to the effect that:

(a) The Trust is a statutory trust under the laws of the State of Delaware on and is validly existing and in good standing under the laws of the State of Delaware.

(b) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(c) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Acquired Fund and Acquiring Fund.

(d) Assuming that the initial shares of beneficial interest of an Acquired Fund were issued in accordance with the 1940 Act, and the Trust Instrument and By-Laws of the Trust, and that all other such outstanding shares of an Acquired Fund were sold, issued and paid for in accordance with the terms of an Acquired Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(e) Assuming that the initial shares of beneficial interest of an Acquiring Fund were issued in accordance with the 1940 Act and the Trust Instrument and By-Laws, and that all other such outstanding shares of Acquiring Fund were sold, issued and paid for in accordance with the terms of an Acquiring Fund’s prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(f) Except as disclosed in an Acquired Fund’s and an Acquiring Fund’s currently effective prospectus, Counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, an Acquired Fund or an Acquiring Fund;

(g) The shares of beneficial interest of an Acquiring Fund to be issued pursuant to the terms of Article I hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or an Acquiring Fund;

(h) To Counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(i) Neither the execution nor performance of this Plan by the Trust violates any provision of its Trust Instrument, its By-Laws, or the provisions of any agreement or other instrument, known to such Counsel to which the Trust is a party or by which the Trust is otherwise bound.

(j) In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree, (iii) limit such opinion to applicable federal and state law, (iv) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and (v) rely on certificates of officers or trustees of MTB Trust, in each case reasonably acceptable to MTB Trust.

ARTICLE IX: EXPENSES

9.1 MTB Investment Advisors, Inc., or its affiliates (“MTBIA”), on behalf of each Fund will pay all of the expenses associated with the Funds’ participation in the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by MTB Trust on an as-incurred basis.

ARTICLE X: FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND

10.1 After the Closing Date, MTB Trust shall or shall cause its agents to prepare any returns for Taxes, including any Forms 1099, required to be filed by MTB Trust with respect to an Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

10.2 Notwithstanding the provisions of Article IX hereof, any expenses incurred by MTB Trust or an Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing Date, shall be borne by an Acquired Fund to the extent such expenses have been or should have been accrued by an Acquired Fund in the ordinary course without regard to this Plan; any excess expenses shall be borne by MTBIA, at the time such Tax returns and Forms 1099 are prepared.

ARTICLE XI: ENTIRE PLAN; SURVIVAL OF WARRANTIES

11.1 MTB Trust, on behalf of each Fund, agrees that it has not made any representation, warranty and/or covenant not set forth herein, and that this Plan constitutes the entire agreement between the parties.

11.2 Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties, and covenants contained in this Plan or in any document delivered pursuant to or in connection with this Plan, shall not survive the consummation of the transactions contemplated hereunder and neither MTB Trust, Acquiring Fund, nor Acquired Fund, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XII: TERMINATION

12.1 This Plan may be terminated at any time (whether before or after adoption thereof by the shareholders of Acquired Fund) by the consent of MTB Trust. In addition, MTB Trust may at its option terminate this Plan on behalf of either Fund at or before the Closing Date due to:

(a) A breach of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b) A condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) A determination by the MTB Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of a Fund.

12.2 In the event of any such termination, this Plan shall become void and have no further effect, and there shall be no liability for damages on the part of an Acquiring Fund, an Acquired Fund, MTB Trust, or persons who are their agents, shareholders, Trustees or officers. The failure of any Acquired Fund to consummate the transactions contemplated in this Plan will not affect the consummation of the Reorganization of any other Acquired Fund.

ARTICLE XIII: AMENDMENTS

13.1 This Plan may be amended, modified, or supplemented in such manner as may be approved in writing by the officers of MTB Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of Acquired Fund Shareholders called by Acquired Fund pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval and further provided that the officers of MTB Trust may change the Valuation Time and Closing Date through a written amendment to this Plan without specific additional authorization by the MTB Trust’s Board of Trustees.

ARTICLE XIV:	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

14.2 This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Plan shall be governed by and construed in accordance with the laws of the State of Delaware.

14.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

14.5 It is expressly agreed that the obligations of the Funds shall not be binding upon any of the MTB Trust Trustees, shareholders, nominees, officers, agents or employees of MTB Trust personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument of MTB Trust. No other series of MTB Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein. MTB Trust, an Acquiring Fund and an Acquired Fund shall not seek satisfaction of any obligation or liability from shareholders of any other Fund, or the trustees, officers, employees or agents of MTB Trust. The execution and delivery of this Plan have been authorized by the Trustees of MTB Trust and signed by authorized officers of MTB Trust acting as such.

Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Funds as provided in the Trust Instrument.

[Signature Page Follows]

IN WITNESS WHEREOF, the parties have duly executed this Plan, all as of the date first written above.

MTB GROUP OF FUNDS

By:
Name:
Title:

MTB INVESTMENT ADVISORS, INC.,
with respect to the agreement described in Article IX, Section 9.1 of the Plan

By:
Name:
Title:

Appendix B

FINANCIAL HIGHLIGHTS

Below are the financial highlights tables of the MTB Prime Money Market Fund, MTB Money Market Fund, MTB U.S. Government Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB U.S. Government Bond Fund, and MTB Short Duration Government Bond Fund. The financial highlights are intended to help you understand the financial performance of an MTB Fund’s Corporate Class Shares, Class A Shares, Class I Shares, and/or Class I2 Shares, as applicable, for the six-months ended October 31, 2011 and the past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains. Except for the financial highlights for the six months ended October 31, 2011 which are unaudited, the information in the tables below has been audited by Ernst & Young LLP, independent registered public accounting firm, whose reports, along with the MTB Funds’ audited financial statements, are included in the April 30, 2011 Annual Reports of the Trust, which are available upon request.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2011(d)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(e)	0.001	0.001	0.013	0.043	0.048

Less Distributions From:
Net Investment Income	(0.000	)(e)	(0.001)	(0.001)	(0.013)	(0.043)	(0.048)

Net Asset Value, End of Period	$ 1.000		$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.05%	0.07%	1.35%	4.44%	4.94%
Net Assets, End of Period (000’s)	$229,902		$398,197	$425,757	$564,534	$454,775	$349,459
Ratios to Average Net Assets
Gross Expense	1.02	%(f)	1.01%	1.01%	1.01%	0.97%	1.03%
Net Expenses(b)	0.15	%(f)	0.23%	0.24%	0.39%	0.37%	0.40%
Net Investment Income	0.03	%(f)	0.05%	0.07%	1.27%	4.19%	4.83%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Formerly Institutional Shares.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Represents less than $0.001.
(f)	Annualized for periods less than one year.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB MONEY MARKET FUND

CLASS I SHARES(f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.013	0.043	0.048

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.013)	(0.043)	(0.048)
Return of Capital	—		—		(0.000	)(c)	—	—	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.013)	(0.043)	(0.048)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.04%		0.05%		1.35%	4.40%	4.92%
Net Assets, End of Period (000’s)	$657,411		$512,363		$566,594		$812,096	$790,578	$502,907
Ratios to Average Net Assets
Gross Expense	0.75	%(e)	0.75%		0.77%		0.76%	0.74%	0.78%
Net Expenses(b)	0.16	%(e)	0.25%		0.26%		0.45%	0.42%	0.43%
Net Investment Income	0.02	%(e)	0.04%		0.05%		1.31%	4.09%	4.82%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.010	0.025	0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		0.97%	2.50%	2.81%
Net Assets, End of Period (000’s)	$5,420		$5,293		$7,245		$5,137	$6,320	$3,817
Ratios to Average Net Assets
Gross Expense	1.46	%(e)	1.41%		1.25%		1.13%	1.30%	1.41%
Net Expenses(b)	0.27	%(e)	0.41%		0.44%		0.76%	0.75%	0.77%
Net Investment Income	0.01	%(e)	0.01%		0.03%		0.98%	2.41%	2.83%

CLASS I SHARES (f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.011	0.027	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.011)	(0.027)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.06%		1.16%	2.71%	3.03%
Net Assets, End of Period (000’s)	$13,313		$12,380		$18,178		$48,766	$59,232	$15,343
Ratios to Average Net Assets
Gross Expense	1.21	%(e)	1.16%		0.99%		0.88%	1.04%	1.16%
Net Expenses(b)	0.27	%(e)	0.40%		0.47%		0.57%	0.55%	0.57%
Net Investment Income	0.01	%(e)	0.02%		0.07%		1.09%	2.46%	2.96%

CLASS I2 SHARES (g)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.011	0.026	0.029

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.011)	(0.026)	(0.029)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.02%		0.04%		1.06%	2.61%	2.97%
Net Assets, End of Period (000’s)	$3,239		$8,076		$14,518		$4,146	$3,685	$931
Ratios to Average Net Assets
Gross Expense	1.20	%(e)	1.15%		1.00%		0.89%	1.03%	1.15%
Net Expenses(b)	0.27	%(e)	0.41%		0.39%		0.67%	0.65%	0.65%
Net Investment Income	0.01	%(e)	0.02%		0.03%		0.97%	2.38%	2.90%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.
(g)	Formerly Institutional II Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB NEW YORK TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.010		0.024		0.028

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)		(0.024)		(0.028)
Net Realized Gains	—		—		—		(0.000	)(c)	(0.000	)(c)	—

Total Distributions	(0.000)		(0.000)		(0.000)		(0.010)		(0.024)		(0.028)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		1.06%		2.47%		2.86%
Net Assets, End of Period (000’s)	$55,141		$52,518		$57,728		$83,653		$100,280		$80,685
Ratios to Average Net Assets
Gross Expense	0.88	%(e)	0.86%		0.81%		0.79%		0.80%		0.84%
Net Expenses(b)	0.30	%(e)	0.37%		0.52%		0.75%		0.74%		0.72%
Net Investment Income	0.01	%(e)	0.01%		0.03%		1.06%		2.36%		2.81%

CLASS I SHARES (f)	2011(d)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.013		0.025		0.030
Net Realized and Unrealized Gain (Loss)	—		—		—		—		0.002		—

Total Income (Loss) From Operations	0.000		0.000		0.001		0.013		0.027		0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.013)		(0.027)		(0.030)
Net Realized Gains	—		—		—		(0.000	)(c)	(0.000	)(c)	—

Total Distributions	(0.000)		(0.000)		(0.001)		(0.013)		(0.027)		(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000		$ 1.000

Total Return(a)	0.01%		0.02%		0.07%		1.30%		2.72%		3.08%
Net Assets, End of Period (000’s)	$33,060		$47,667		$47,838		$113,393		$49,637		$30,767
Ratios to Average Net Assets
Gross Expense	0.88	%(e)	0.86%		0.81%		0.79%		0.80%		0.85%
Net Expenses(b)	0.31	%(e)	0.37%		0.49%		0.50%		0.49%		0.50%
Net Investment Income	0.01	%(e)	0.02%		0.08%		1.24%		2.52%		3.02%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB TAX-FREE MONEY MARKET FUND

CLASS A SHARES	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.000	(c)	0.010	0.024	0.027
Net Realized and Unrealized Gain (Loss)	—		—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.000		0.010	0.025	0.027

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.000	)(c)	(0.010)	(0.025)	(0.027)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.01%		0.03%		1.00%	2.49%	2.78%
Net Assets, End of Period (000’s)	$7,690		$11,779		$18,949		$21,338	$22,194	$19,781
Ratios to Average Net Assets
Gross Expense	1.06	%(e)	1.08%		1.04%		1.03%	1.08%	1.09%
Net Expenses(b)	0.27	%(e)	0.41%		0.47%		0.80%	0.79%	0.80%
Net Investment Income	0.01	%(e)	0.01%		0.04%		0.99%	2.44%	2.72%

CLASS I SHARES(f)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.014	0.028	0.031
Net Realized and Unrealized Gain (Loss)	—		—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.001		0.014	0.029	0.031

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.014)	(0.029)	(0.031)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		0.09%		1.40%	2.88%	3.19%
Net Assets, End of Period (000’s)	$89,017		$108,802		$83,916		$180,584	$70,133	$41,617
Ratios to Average Net Assets
Gross Expense	0.81	%(e)	0.83%		0.78%		0.78%	0.90%	0.84%
Net Expenses(b)	0.26	%(e)	0.39%		0.41%		0.42%	0.39%	0.41%
Net Investment Income	0.01	%(e)	0.03%		0.10%		1.14%	2.75%	3.13%

CLASS I2 SHARES(g)	2011(d)		2011		2010		2009	2008	2007
Net Asset Value, Beginning of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(c)	0.000	(c)	0.001		0.012	0.026	0.030
Net Realized and Unrealized Gain (Loss)	—		—		—		—	0.001	—

Total Income (Loss) From Operations	0.000		0.000		0.001		0.012	0.027	0.030

Less Distributions From:
Net Investment Income	(0.000	)(c)	(0.000	)(c)	(0.001)		(0.012)	(0.027)	(0.030)

Net Asset Value, End of Period	$ 1.000		$ 1.000		$ 1.000		$ 1.000	$ 1.000	$ 1.000

Total Return(a)	0.01%		0.03%		0.06%		1.25%	2.74%	3.04%
Net Assets, End of Period (000’s)	$39,724		$33,322		$36,870		$49,143	$39,081	$29,292
Ratios to Average Net Assets
Gross Expense	0.81	%(e)	0.83%		0.78%		0.78%	0.82%	0.84%
Net Expenses(b)	0.26	%(e)	0.39%		0.45%		0.56%	0.54%	0.55%
Net Investment Income	0.01	%(e)	0.03%		0.06%		1.21%	2.64%	2.98%

(a)	Total returns for periods of less than one year are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Represents less than $0.001.
(d)	Six months ended October 31, 2011 (unaudited).
(e)	Annualized for periods less than one year.
(f)	Formerly Institutional I Shares.
(g)	Formerly Institutional II Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2011(g)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.75		$ 9.70	$ 9.50	$ 9.48	$ 9.28	$ 9.10
Income (Loss) From Operations:
Net Investment Income	0.17	(c)	0.33 (c)	0.37 (c)	0.36 (c)	0.39 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.33		0.05	0.21	0.05	0.21	0.18

Total Income (Loss) From Operations	0.50		0.38	0.58	0.41	0.60	0.58

Less Distributions From:
Net Investment Income	(0.17)		(0.33)	(0.38)	(0.39)	(0.40)	(0.40)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.17)		(0.33)	(0.38)	(0.39)	(0.40)	(0.40)

Net Asset Value, End of Period	$10.08		$ 9.75	$ 9.70	$ 9.50	$ 9.48	$ 9.28

Total Return(a)	5.21%		3.98%	6.17%	4.42%	6.58%	6.46%
Net Assets, End of Period (000’s)	$5,824		$ 6,007	$6,604	$7,078	$37,690	$51,955
Ratios to Average Net Assets
Gross Expense	1.53	%(h)	1.53%	1.48%	1.38%	1.33%	1.27%
Net Expenses(b)	1.09	%(h)	1.09%	0.99%	0.72%	0.94%	0.87%
Net Investment Income	3.48	%(h)	3.38%	3.88%	4.30%	4.22%	4.29%
Portfolio Turnover Rate(d)	11	%(i)	66%	50%	35%	52%	71%

CLASS I SHARES(h)	2011(e)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.75		$ 9.70	$ 9.49	$ 9.49	$ 9.28	$ 9.10
Income (Loss) From Operations:
Net Investment Income	0.19	(c)	0.37 (c)	0.39 (c)	0.39 (c)	0.41 (c)	0.40
Net Realized and Unrealized Gain (Loss)	0.33		0.05	0.21	—	0.20	0.18

Total Income (Loss) From Operations	0.52		0.42	0.60	0.39	0.61	0.58

Less Distributions From:
Net Investment Income	(0.19)		(0.37)	(0.39)	(0.39)	(0.40)	(0.40)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.19)		(0.37)	(0.39)	(0.39)	(0.40)	(0.40)

Net Asset Value, End of Period	$10.08		$ 9.75	$ 9.70	$ 9.49	$ 9.49	$ 9.28

Total Return(a)	5.40%		4.21%	6.41%	4.18%	6.74%	6.49%
Net Assets, End of Period (000’s)	$48,693		$48,069	$60,221	$73,301	$85,617	$119,940
Ratios to Average Net Assets
Gross Expense	1.28	%(f)	1.28%	1.23%	1.15%	1.14%	1.11%
Net Expenses(b)	0.74	%(f)	0.74%	0.81%	0.82%	0.83%	0.84%
Net Investment Income	3.82	%(f)	3.72%	4.06%	4.05%	4.34%	4.32%
Portfolio Turnover Rate(d)	11	%(g)	66%	50%	35%	52%	71%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	This calculation excludes purchases and sales from dollar roll transactions.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Annualized for periods less than one year.
(g)	Not annualized for period less than one year.
(h)	Formerly Institutional I Shares.

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MTB SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2011(e)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.87		$ 9.90	$ 9.90	$ 9.78	$ 9.61	$ 9.48
Income (Loss) From Operations:
Net Investment Income	0.11	(c)	0.23 (c)	0.30 (c)	0.32 (c)	0.36 (c)	0.34
Net Realized and Unrealized Gain (Loss)	(0.05)		(0.02)	0.01	0.12	0.17	0.14

Total Income (Loss) From Operations	0.06		0.21	0.31	0.44	0.53	0.48

Less Distributions From:
Net Investment Income	(0.11)		(0.24)	(0.31)	(0.32)	(0.36)	(0.35)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.11)		(0.24)	(0.31)	(0.32)	(0.36)	(0.35)

Net Asset Value, End of Period	$ 9.82		$ 9.87	$ 9.90	$ 9.90	$ 9.78	$ 9.61

Total Return(a)	0.66%		2.10%	3.15%	4.59%	5.65%	5.17%
Net Assets, End of Period (000’s)	$15,784		$16,848	$10,680	$5,209	$3,005	$3,421
Ratios to Average Net Assets
Gross Expense	1.32	%(d)	1.36%	1.36%	1.25%	1.26%	1.27%
Net Expenses(b)	0.89	%(d)	0.89%	0.86%	0.80%	0.81%	0.89%
Net Investment Income	2.29	%(d)	2.35%	3.04%	3.27%	3.76%	3.68%
Portfolio Turnover Rate	42	%(f)	255%	164%	84%	67%	97%

CLASS I SHARES(g)	2011(e)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$ 9.89		$ 9.92	$ 9.92	$ 9.78	$ 9.61	$ 9.48
Income (Loss) From Operations:
Net Investment Income	0.13	(c)	0.26 (c)	0.32 (c)	0.35 (c)	0.38 (c)	0.37
Net Realized and Unrealized Gain (Loss)	(0.05)		(0.03)	0.00	0.13	0.17	0.13

Total Income (Loss) From Operations	0.08		0.23	0.32	0.48	0.55	0.50

Less Distributions From:
Net Investment Income	(0.13)		(0.26)	(0.32)	(0.34)	(0.38)	(0.37)
Net Realized Gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.26)	(0.32)	(0.34)	(0.38)	(0.37)

Net Asset Value, End of Period	$ 9.84		$ 9.89	$ 9.92	$ 9.92	$ 9.78	$ 9.61

Total Return(a)	0.79%		2.35%	3.32%	4.96%	5.81%	5.40%
Net Assets, End of Period (000’s)	$88,895		$83,037	$77,725	$69,442	$164,547	$185,478
Ratios to Average Net Assets
Gross Expense	1.07	%(d)	1.11%	1.11%	0.99%	1.01%	1.02%
Net Expenses(b)	0.64	%(d)	0.64%	0.65%	0.65%	0.66%	0.67%
Net Investment Income	2.54	%(d)	2.61%	3.25%	3.45%	3.91%	3.92%
Portfolio Turnover Rate	42	%(f)	255%	164%	84%	67%	97%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Annualized for periods less than one year.
(e)	Six months ended October 31, 2011 (unaudited).
(f)	Not annualized for period less than one year.
(g)	Formerly Institutional I Shares.

Part B

MTB GROUP OF FUNDS

MTB Prime Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund

MTB U.S. Government Bond Fund

Statement of Additional Information
January 10, 2012

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Target Funds	Acquiring Funds
MTB Prime Money Market Fund	MTB Money Market Fund
Corporate Class Shares	Class I Shares (to be redesignated Select Shares)†

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†
Class I2 Shares (to be redesignated Administrative Shares)†	Class I2 Shares (to be redesignated Administrative Shares)†

MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)†	Class A Shares (to be redesignated Service Shares)†
Class I Shares (to be redesignated Select Shares)†	Class I Shares (to be redesignated Select Shares)†

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

†

With regard to the money market funds, on or about January 20, 2012, Class I shares will be redesignated as Select Shares, Class I2 shares will be redesignated as Administrative Shares and Class A shares will be redesignated as Service Shares pursuant to a plan of capitalization.

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Prospectus/Proxy Statement dated January 10, 2012 (the “Prospectus/Proxy Statement”) relating specifically to the Special Meeting of Shareholders of the MTB Group of Funds that will be held on February 21, 2012. A copy of the Prospectus/Proxy Statement may be obtained upon request and without charge by calling the MTB Group of Funds toll free at 1-800-836-2211.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement. The proposed Reorganization will occur in accordance with the terms of the Plan of Reorganization.

1

2

General Information

This SAI and the Proxy Statement/Prospectus are related to the following:

The acquisition of all of the assets of the MTB Prime Money Market Fund by the MTB Money Market Fund and the assumption by the MTB Money Market Fund of substantially all of the liabilities of the MTB Prime Money Market Fund. Such assets are proposed to be exchanged for Class I Shares of the MTB Money Market Fund having an aggregate value equal to the net asset value of the MTB Prime Money Market Fund’s Corporate Class Shares on the Closing Date;

The acquisition of all of the assets of the MTB Pennsylvania Tax-Free Money Market Fund and the MTB New York Tax-Free Money Market Fund by the MTB Tax-Free Money Market Fund and the assumption by the MTB Tax-Free Money Market Fund of substantially all of the liabilities of the MTB Pennsylvania Tax-Free Money Market Fund and the MTB New York Tax-Free Money Market Fund. Such assets are proposed to be exchanged for Class A Shares, Class I Shares and Class I2 Shares, as the case may be, having an aggregate value equal to the net asset value of the MTB Pennsylvania Tax-Free Money Market Fund’s Class A Shares, Class I Shares and Class I2 Shares and the MTB New York Tax-Free Money Market Fund’s Class A Shares and Class I Shares on the Closing Date; and

The acquisition of all of the assets of the MTB U.S. Government Bond Fund by the MTB Short Duration Government Bond Fund and the assumption by the MTB Short Duration Government Bond Fund of substantially all of the liabilities of the MTB U.S. Government Bond Fund. Such assets are proposed to be exchanged for Class A Shares and Class I Shares, as the case may be, having an aggregate value equal to the net asset value of the MTB U.S. Government Bond Fund’s Class A Shares and Class I Shares on the Closing Date.

On the Closing Date, each corresponding Target Fund will distribute shares to each holder of the corresponding Acquiring Fund shares in an amount equal in value to the shareholder’s Target Fund shares as of the last business day prior to the Closing Date and each Target Fund will be completely liquidated (collectively, the “Reorganization”).

Incorporation of Documents By Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents:

1. Statement of Additional Information dated August 31, 2011, with respect to MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Short Duration Government Bond Fund, MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB U.S. Government Bond Fund.

2. The unaudited financial statements included in MTB Group of Funds Semi-Annual Report to Shareholders for the fiscal period ended October 31, 2011, with respect to MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, Tax-Free Money Market Fund and Money Market Fund (previously filed on EDGAR, Accession No. 0001193125-11-353486). No other parts of the Semi-Annual Report are incorporated herein by reference.

3. The unaudited financial statements included in MTB Group of Funds Semi-Annual Report to Shareholders for the fiscal year ended October 31, 2011, with respect to MTB U.S. Government Bond Fund and MTB Short Duration Government Bond Fund (previously filed on EDGAR, Accession No. 0001193125-11-353486). No other parts of the Annual Report are incorporated herein by reference.

4. The audited financial statements and related report of the independent registered public accounting firm included in MTB Group of Funds Annual Report to Shareholders for the fiscal period ended April 30, 2011, with respect to MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, Tax-Free Money Market Fund and Money Market Fund (previously filed on EDGAR, Accession No. 0001193125-11-178840). No other parts of the Annual Report are incorporated herein by reference.

5. The audited financial statements and related report of the independent registered public accounting firm included in MTB Group of Funds Annual Report to Shareholders for the fiscal year ended April 30, 2011, with respect to MTB U.S. Government Bond Fund and MTB Short Duration Government Bond Fund (previously filed on EDGAR, Accession No. 0001193125-11-178840). No other parts of the Annual Report are incorporated herein by reference.

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Pro Forma Financial Information

MTB Prime Money Market Fund into MTB Money Market Fund

MTB Pennsylvania Tax-Free Money Market Fund into MTB Tax-Free Money Market Fund

MTB New York Tax-Free Money Market Fund into MTB Tax-Free Money Market Fund

MTB U.S. Government Bond Fund into MTB Short Duration Government Bond Fund

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if all of the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding each Target Fund and the Acquiring Fund, each as identified below, for the twelve-month period ended October 31, 2011. The unaudited pro forma financial information should be read in conjunction with the annual and semi-annual shareholder reports of the Target Funds and the Acquiring Funds dated April 30, 2011 and October 31, 2011, respectively.

Narrative Description of the Pro Forma Effects of the Reorganization

The unaudited pro forma information for the twelve-month period ended October 31, 2011 has been prepared to give effect to the proposed reorganizations of each of the Target Funds into the Acquiring Funds pursuant to a Plan of Reorganization (the “Plan”) as if they had been consummated on November 1, 2010. No reorganization is contingent upon any other reorganization.

Table 1—Reorganizations

Target Funds	Acquiring Funds
MTB Prime Money Market Fund	MTB Money Market Fund*

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund*

MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund*

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

*	In addition, in separate transactions, shareholders of the Wilmington Prime Money Market Fund are being requested to approve a reorganization into the MTB Money Market Fund, and shareholders of the Wilmington Tax-Exempt Money Market Fund are being requested to approve a reorganization into the MTB Tax-Free Money Market Fund (the “Other Wilmington Reorganizations”). If both MTB Fund and Wilmington Fund shareholders approve their proposed reorganizations, then it is anticipated that on the same day that the Wilmington Prime Money Market Fund reorganizes into the MTB Money Market Fund, the MTB Prime Money Market Fund will also reorganize into the MTB Money Market Fund. Similarly, it is anticipated that on the same day that the Wilmington Tax-Exempt Money Market Fund reorganizes into the MTB Tax-Free Money Market Fund, the MTB Pennsylvania Tax-Free Money Market Fund and MTB New York Tax-Free Money Market Fund will also reorganize into the MTB Tax-Free Money Market Fund. No reorganization is contingent upon any other reorganization.

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Basis of Pro Forma Financial Information

In October 2011, the Board of Trustees of the Target Funds approved the Plan pursuant to which, subject to shareholder approval, each Target Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (“Reorganization Shares”) and the Acquiring Fund will assume all of the liabilities of the corresponding Target Fund. Target Fund shareholders will receive the class of Reorganization Shares indicated in Table 2 below. The Acquiring Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the net assets that it receives from the corresponding Target Fund, as determined pursuant to the terms of the Plan. All Reorganization Shares delivered to the Target Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by each Target Fund will be distributed pro rata, on what is expected to be a tax-free basis for US federal income tax purposes, to the shareholders of the Target Fund in proportion to their holdings of shares of the Target Fund.

Under U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the surviving entity for pre-reorganization periods will not be restated. The MTB Money Market Fund, MTB Tax-Free Money Market Fund and MTB Short Duration Government Bond Fund will be the accounting survivors of the reorganization for financial statement purposes. All securities held by a Target Fund comply with investment objectives, strategies and restrictions of the Acquiring Fund at October 31, 2011.

Table 2—Reorganization Shares

Target Funds Shares	Reorganization Shares
MTB Prime Money Market Fund	MTB Money Market Fund
Corporate Class Shares	Class I Shares (to be redesignated Select Shares)+

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)+	Class A Shares (to be redesignated Service Shares)+
Class I Shares (to be redesignated Select Shares)+	Class I Shares (to be redesignated Select Shares)+
Class I2 Shares (to be redesignated Administrative Shares)+	Class I2 Shares (to be redesignated Administrative Shares)+

MTB New York Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund
Class A Shares (to be redesignated Service Shares)+	Class A Shares (to be redesignated Service Shares)+
Class I Shares (to be redesignated Select Shares)+	Class I Shares (to be redesignated Select Shares)+

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund
Class A Shares	Class A Shares
Class I Shares	Class I Shares

+	With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization.

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Table 3—Target Fund’s and Acquiring Fund’s Net Assets as of October 31, 2011

The Table below shows the net assets of each Target Fund, each Acquiring Fund and the Pro Forma combined net assets assuming all reorganizations are completed as of October 31, 2011. With regard to the reorganization involving the MTB Money Market Fund and the MTB Tax-Free Money Market Fund, Pro Forma Combined Net Assets are also shown which include the Other Wilmington Reorganizations.

Target Fund’s Net Assets	Acquiring Fund’s Net Assets	Pro Forma Combined Net Assets

MTB Prime Money Market Fund	MTB Money Market Fund	MTB Money Market Fund

$229,902,438	$1,587,695,558	$1,817,597,996

MTB Prime Money Market Fund	MTB Money Market Fund	Wilmington Money Market Fund*

$229,902,438	$1,587,695,558	$3,664,328,061

Wilmington Prime Money Market Fund

$1,846,730,065

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund

$21,971,507	$136,431,043	$246,603,647

MTB New York Tax-Free Money Market Fund

$88,201,097

MTB Pennsylvania Tax-Free Money Market Fund	MTB Tax-Free Money Market Fund	Wilmington Tax-Free Money Market Fund*

$21,971,507	$136,431,043	$526,492,027

MTB New York Tax-Free Money Market Fund

$88,201,097

Wilmington Tax-Exempt Money Market Fund

$279,888,380

MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund	MTB Short Duration Government Bond

$54,516,720	$105,910,271	$160,426,991

*At or subsequent to the Reorganizations, it is anticipated that the MTB Money Market Fund will be rebranded as the Wilmington Money Market Fund and the MTB Tax-Free Money Market Fund will be rebranded as the Wilmington Tax-Free Money Market Fund.

Pro Forma Adjustments

The table below reflects adjustments to expenses needed to the pro forma combined funds as if the Reorganization had taken place on November 1, 2010. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Funds and Acquiring Funds, and have been prepared in accordance with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

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MTB Prime Money Market Fund into MTB Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$0
Accounting, custody and administration fees (3)	(102,495)
Transfer and disbursing agent fees (4)	7,134
Professional fees (5)	(44,685)
Trustee fees (6)	(13,615)
Distribution and shareholder servicing fees—Select Shares (7) (11)	873,803
Distribution and shareholder servicing fees—Service Shares (7) (11)	1,522
Distribution and shareholder servicing fees—Administrative Shares (7) (11)	1,026,439
Miscellaneous fees (8)	(38,590)
Fee waivers/reimbursements (9)	(1,709,513)

Wilmington Prime Money Market Fund and MTB Prime Money Market Fund into MTB Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$1,281,962
Accounting, custody and administration fees (3)	(193,061)
Transfer and disbursing agent fees (4)	(227,526)
Professional fees (5)	(191,280)
Trustee fees (6)	(44,757)
Distribution and shareholder servicing fees—Select Shares (7) (12)	820,462
Distribution and shareholder servicing fees—Service Shares (7) (12)	2,822,261
Distribution and shareholder servicing fees—Administrative Shares (7)(12)	1,026,439
Miscellaneous fees (8)	(39,596)
Fee waivers/reimbursements (9)	(5,254,904)

MTB Pennsylvania Tax-Free Money Market Fund into MTB Tax-Free Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$0
Accounting, custody and administration fees (3)	(8,985)
Transfer and disbursing agent fees (4)	(19,016)
Professional fees (5)	(45,578)
Trustee fees (6)	(12,981)
Distribution and shareholder servicing fees—Service Shares (7) (13)	166
Distribution and shareholder servicing fees—Select Shares (7) (13)	381
Distribution and shareholder servicing fees—Administrative Shares (7) (13)	111,570
Miscellaneous fees (8)	(14,860)
Fee waivers/reimbursements (9)	(10,697)

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MTB New York Tax-Free Money Market Fund into MTB Tax-Free Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$0
Accounting, custody and administration fees (3)	(13,101)
Transfer and disbursing agent fees (4)	(19,236)
Professional fees (5)	(45,821)
Trustee fees (6)	(12,843)
Distribution and shareholder servicing fees—Service Shares (7) (13)	144,208
Distribution and shareholder servicing fees—Select Shares (7) (13)	463
Distribution and shareholder servicing fees—Administrative Shares (7) (13)	91,608
Miscellaneous fees (8)	(15,607)
Fee waivers/reimbursements (9)	(129,671)

Wilmington Tax-Exempt Money Market Fund and MTB New York Tax-Free Money Market Fund and MTB Pennsylvania Tax-Free Money Market Fund into MTB Tax-Free Money Market Fund

Expense Category	Increase (decrease) in expense
Advisory fees (1)	$81,770
Accounting, custody and administration fees (3)	(40,681)
Transfer and disbursing agent fees (4)	(57,134)
Professional fees (5)	(180,478)
Trustee fees (6)	(63,690)
Distribution and shareholder servicing fees—Service Shares (7) (14)	144,244
Distribution and shareholder servicing fees—Select Shares (7) (14)	396,903
Distribution and shareholder servicing fees—Administrative Shares (7) (14)	111,570
Miscellaneous fees (8)	(40,272)
Fee waivers/reimbursements (9)	(352,232)

MTB U.S. Government Bond Fund into MTB Short Duration Government Bond Fund

Expense Category	Increase (decrease) in expense
Advisory fees (2)	$(216,274)
Accounting, custody and administration fees (3)	(17,911)
Transfer and disbursing agent fees (4)	(20,323)
Professional fees (5)	(37,670)
Trustee fees (6)	(14,322)
Distribution and shareholder servicing fees—Class A Shares (7)	78
Distribution and shareholder servicing fees—Class I Shares (7)	458
Miscellaneous fees (8)	(19,602)
Fee waivers/reimbursements (10)	260,742

(1)	Under the terms of the investment advisory agreement of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fees in effect for the Acquiring Fund based on pro forma combined net assets. For its services as investment advisor, MTBIA is entitled to receive the following annual investment advisory fees, paid daily as a percentage of average daily net assets:

8

Fund	Fee
Target Fund: (MTB Prime Money Market Fund)	0.40%
Acquiring Fund: (MTB Money Market Fund)	0.40%

Target Fund: (MTB New York Tax-Free Money Market Fund)	0.40%
Target Fund: (MTB Pennsylvania Tax-Free Money Market Fund)	0.40%
Acquiring Fund: (MTB Tax-Free Money Market Fund)	0.40%

(2)	Under the terms of the investment advisory agreement of the Acquiring Fund, the advisory fees have been adjusted to reflect the advisory fee rates to be implemented at the closing of the reorganization based on pro forma combined net assets. Upon closing of the Reorganization, the contractual investment advisory fee rates (as a percentage of average daily net assets) of the MTB Short Duration Government Bond Fund will drop from 0.60% to 0.50%.

(3)	Administrative fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the accounting, custody, and administrative services agreements.

(4)	Transfer and disbursing agent fees were adjusted to eliminate duplicative costs of administering two funds pursuant to the transfer agency services agreement.

(5)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.

(6)	Trustee fees were reduced to eliminate the effects of duplicative fixed costs of retainer and meeting fees.

(7)	Under the terms of the shareholder services agreement of the Acquiring Fund, shareholder servicing fees have been adjusted to reflect the shareholder servicing rates in effect for the Acquiring Fund based on pro forma combined net assets.

(8)	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services.

(9)	During the twelve-month period ended October 31, 2011, MTBIA and other service providers voluntarily agreed to waive, and/or reimburse operating expenses of the MTB Money Market Fund and MTB Tax-Free Money Market Fund in order to limit each Fund’s average expenses for the year and maintain a positive yield. A similar voluntary agreement was in place for each of the respective Target Funds. The adjustments reflect the impact of the increase (decrease) in pro forma operating expenses on the voluntary waivers in effect during the period. These voluntary agreements may be modified or terminated at any time.

(10)	Fee waivers/reimbursements have been adjusted to reflect the Acquiring Fund’s contractual expense limitation agreement with MTBIA, Inc., the Acquiring Fund’s investment adviser, to waive fees and expenses through at least August 31, 2013. For more information about the fee waivers and expense reimbursements in place, see the footnotes in the section titled “Comparative Fee Tables” in the Combined Prospectus/Proxy Statement.

(11)	Pursuant to an Acquiring Fund’s Plan of Recapitalization, Class A Shares and Class I Shares will be combined and redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; and Class A2 Shares and Class S Shares will be combined and redesignated Service Shares. As part of the Reorganization, Corporate Shares of the Target Fund will receive Select Shares of the Acquiring Fund.

(12)	Pursuant to an Acquiring Fund’s Plan of Recapitalization, Class A Shares and Class I Shares will be combined and redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; and Class A2 Shares and Class S Shares will be combined and redesignated Service Shares. As part of the Reorganization, Corporate Shares of the Target Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund. As part of the Other Wilmington Reorganization, Service Shares of the Wilmington Prime Money Market Fund will receive Service Shares (formerly, Class S Shares) of the Acquiring Fund and W Shares of the Wilmington Prime Money Market Fund will receive Select Shares (formerly, Class A Shares) of the Acquiring Fund.

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(13)	Pursuant to the Target Fund’s and Acquiring Fund’s Plan of Recapitalization, Class I Shares will be redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; and Class A Shares will be redesignated Service Shares. As part of the Reorganization, Service Shares (formerly, Class A Shares) of the Target Fund will receive Service Shares (formerly, Class A Shares) of the Acquiring Fund, Select Shares (formerly, Class I Shares) of the Target Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund and Administrative Shares (formerly, Class I2 Shares) of the Target Fund (MTB Pennsylvania Tax-Free Money Market Fund only) will receive Administrative Shares (formerly, Class I2 Shares) of the Acquiring Fund. Class A shareholders of the MTB New York Tax-Free Money Market Fund will become subject to a 0.25% Rule 12b-1 fee after they reorganize with the MTB Tax-Free Money Market Fund and receive Class A Shares (to be redesignated Service Shares) of the MTB Tax-Free Money Market Fund.

(14)	Pursuant to the Target Fund’s Acquiring Fund’s Plan of Recapitalization, Class I Shares will be redesignated Select Shares; Class I2 Shares will be redesignated Administrative Shares; and Class A Shares will be redesignated Service Shares. As part of the Reorganization, Service Shares (formerly, Class A Shares) of the Target Funds will receive Service Shares (formerly, Class A Shares) of the Acquiring Fund, Select Shares (formerly, Class I Shares) of the Target Funds will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund and Administrative Shares (formerly, Class I2 Shares) of the Target Fund ( MTB Pennsylvania Tax-Free Money Market Fund only) will receive Administrative Shares (formerly, Class I2 Shares) of the Acquiring Fund. As part of the Other Wilmington Reorganization, Institutional Shares and W Shares of the Wilmington Tax-Exempt Money Market Fund will receive Select Shares (formerly, Class I Shares) of the Acquiring Fund. Class A shareholders of the MTB New York Tax-Free Money Market Fund will become subject to a 0.25% Rule 12b-1 fee after they reorganize with the MTB Tax-Free Money Market Fund and receive Class A Shares (to be redesignated Service Shares) of the MTB Tax-Free Money Market Fund.

Accounting Policy

No significant accounting policies will change as a result of the Reorganization, specifically, policies regarding valuation of portfolio securities of Subchapter M of the Internal Revenue Code of 1986, as amended.

Reorganization Costs

The cost of solicitation related to the Reorganization, including any costs directly associated with preparing, filing, printing and distributing to the shareholders of each Target Fund all materials relating to the soliciting of shareholder votes as well as the conversion costs associated with the Reorganization will be allocated between a Target Fund’s and Acquiring Fund’s investment adviser. No significant portfolio realignments are expected due to the similarities in investment goals and strategies of each Target Fund and its corresponding Acquiring Fund, and therefore there are no significant additional expenses resulting from the portfolio realignment of each Fund (other than in the ordinary course of business).

Capital Loss Carryforwards

At April 30, 2011, the following Funds had capital loss carryovers:

	MTB New York Tax-Free Money Market Fund (Target Fund)	MTB Tax-Free Money Market Fund (Acquiring Fund)
Total Capital Loss Carryovers	$72,023 (expiring 2019)	$0

	MTB U.S. Government Bond Fund (Target Fund)	MTB Short Duration Government Bond Fund (Acquiring Fund)
Total Capital Loss Carryovers	$2,963,468 (expiring 2015)	$841,273 (expiring 2019)

The annual limitation on the use of the total net capital loss carryovers of the MTB U.S. Government Bond Fund and MTB New York Tax-Free Money Market Fund are not expected to be material. As of April 30, 2011, the MTB Prime Money Market Fund, MTB Money Market Fund, and the MTB Pennsylvania Tax-Free Money Market Fund have no aggregate capital loss carryovers. However, the ability of an Acquiring Fund to absorb its

10

own capital loss carryovers and those of the Target Fund, if any, post-Closing depends upon a variety of factors that cannot be known in advance. For more information with respect to each Fund’s capital loss carryovers, please refer to the Fund’s shareholder report and the section entitled “Federal Income Tax Consequences of the Reorganization” in the Prospectus/Proxy Statement filed on Form N-14 with the Securities and Exchange Commission.

The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date (December 22, 2010). Consequently, these capital losses can be carried forward indefinitely. However, capital losses incurred in pre-enactment taxable years may not be used to offset capital gains until all net capital losses arising in post-enactment taxable years have been utilized. As a result, some net capital loss carryovers incurred in pre-enactment taxable years which otherwise would have been utilized under prior law may expire.

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PART C: OTHER INFORMATION

Item 15. Indemnification

Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII of Registrant’s Amended and Restated Agreement and Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant’s Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16. Exhibits

1.	(a) Conformed copy of Amended and Restated Agreement and Declaration of Trust of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(b) Amendment to the Declaration of Trust of MTB Group of Funds, dated August 8, 2000, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(c) Conformed copy of Amendment to Certificate of Trust of MTB Group of Funds, dated July 18, 2003 and effective August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

2.	(a) Copy of Amended and Restated By-Laws of MTB Group of Funds, dated August 15, 2003, a Delaware Statutory Trust, incorporated by reference to Registrant’s Post-Effective Amendment No. 57 on Form N-1A filed August 22, 2003.

(b) Copy of Amendment #1 to the Amended and Restated By-Laws of MTB Group of Funds, effective June 24, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(c) Copy of Amendment #2 to the Amended and Restated By-Laws of MTB Group of Funds, effective September 15, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(d) Copy of Amendment #3 to the Amended and Restated By-Laws of MTB Group of Funds, effective December 7, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

3.	Not Applicable.

4.	Agreement and Plan of Reorganization attached as an exhibit to the Proxy Statement/Prospectus and incorporated herein by reference.

5.	(a) See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of Registrant’s Amended and Restated Agreement and Declaration of Trust.

(b) See Article II, “Meetings of Shareholders,” of Registrant’s Amended and Restated By-Laws.

6.	(a) Conformed copy of Investment Advisory Contract of the Registrant (27 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(b) Conformed copy of Investment Advisory Contract of the Registrant (2 money market funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(c) Conformed copy of Investment Advisory Contract of the Registrant (5 funds), dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(d) Conformed copy of Subadvisory Agreement for MTB Large Cap Value Fund (NWQ Investment Management Company, LLC), dated December 8, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 62 on Form N-1A filed February 11, 2005.

(e) Conformed copy of Investment Advisory Contract Letter Agreement, dated February 15, 2005 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(f) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (27 funds), effective April 29, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(g) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (2 money market funds), effective April 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(h) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant dated effective April 1, 2005 (2 money market funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 65 on Form N-1A filed August 29, 2005.

(i) Conformed copy of Schedule A to the Investment Advisory Contract of the Registrant (27 funds), dated January 11, 2006, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(j) Conformed copy of Investment Advisory Contract Letter Agreement, dated January 6, 2006 (Maryland and Virginia Municipal Bond Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 68 on Form N-1A filed April 28, 2006.

(k) Conformed copy of Investment Advisory Contract Letter Agreement, dated March 30, 2007 (Variable Annuity Funds), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(l) Conformed copy of Subadvisory Agreement for International Equity Fund (LSV Asset Management), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(m) Conformed copy of Subadvisory Agreement for International Equity Fund (Hansberger Global Investors, Inc.), dated October 24, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 69 on Form N-1A filed June 29, 2006.

(n) Conformed copy of Subadvisory Agreement for Large Cap Value Fund (NWQ Investment Management Company, LLC) dated July 28, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(o) Conformed copy of Amendment to Subadvisory Agreement among MTB Group of Funds, MTB Investment Advisors, Inc. and LSV Asset Management, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 71 on Form N-1A filed March 1, 2007.

(p) Conformed copy of Subadvisory Agreement for MTB International Equity Fund (Hansberger Global Investors, Inc.), dated February 28, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 72 on Form N-1A filed April 26, 2007.

(q) Subadvisory Agreement for MTB International Equity Fund (Baring International Investment, Limited), dated December 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(r) Form of Investment Advisory Contact of the Registrant with Rodney Square Management Corporation, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(s) Form of Sub-Advisory Contract among the Registrant, Rodney Square Management Corporation and MTB Investment Advisors, Inc., incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(t) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (EII Realty Securities, Inc.), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(u) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (CBRE Clarion Securities, LLC), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(v) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (Pacific Investment Management Company LLC), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(w) Form of Subadvisory Agreement for Multi-Manager Real Asset Fund (HSBC Global Asset Management, U.S.A. Inc.), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(x) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Rock Maple Services, LLC on behalf of each sub-adviser) incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(y) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Acuity Capital Management, LLC) (to be filed by amendment).

(z) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Adar Investment Management, LLC) (to be filed by amendment).

(aa) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Calypso Capital Management, L.P.) (to be filed by amendment).

(bb) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (TIG Advisors, LLC) (to be filed by amendment).

(cc) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Water Island Capital, LLC) (to be filed by amendment).

(dd) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Whitebox Advisors LLC) (to be filed by amendment).

(ee) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Madison Street Partners, LLC) (to be filed by amendment).

(ff) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Parametric Risk Advisors, LLC) (to be filed by amendment).

(gg) Form of Sub-Advisory Agreement for Rock Maple Alternatives Fund (Evercore Wealth Management LLC) (to be filed by amendment).

7.	(a) Distribution Agreement between the Registrant and ALPS Distributors, Inc., dated October 1, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(b) Form of Schedule A of Distribution Agreement between Registrant and ALPS Distributors, Inc. (7 funds) (to be filed by amendment).

8.	Not Applicable.

9.	(a) Custody Agreement between the Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(b) Form of Schedule II to the Custody Agreement between Registrant and BNY Mellon (formerly, The Bank of New York) (to be filed by amendment).

10.	(a) Rule 12b-1 Agreement of the Registrant and ALPS Distributors, Inc. (to be filed by amendment).

(b) Conformed copy of Rule 12b-1 Plan of the Registrant, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 filed on Form N-1A filed April 15, 2011.

(c) Form of Exhibit A to the Rule 12b-1 Plan of the Registrant (to be filed by amendment).

(d) Form of Broker Dealer (Selling) Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(e) Conformed copy of Contract Defining Responsibility for Fees Under Non-Conforming Dealer Agreements, effective December 9, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 63 on Form N-1A filed April 28, 2005.

(f) Conformed copy of Amended and Restated Multiple Class Plan of the Registrant, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(g) Exhibit B to the Multiple Class Plan of the Registrant, amended December 3, 2009, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(h) Form of Exhibit B to the Multiple Class Plan of the Registrant (to be filed by amendment).

11.	(a) Opinion and Consent of Counsel that shares will be validly issued, fully paid and non-assessable (Stradley Ronon by Stevens & Young, LLP) is incorporated herein by reference to Exhibit No. EX-16.11 of Registrant’s N-14 filed December 2, 2012 (File No. 333-178305).

12.	Form of Opinion and Consent of Counsel with respect to certain tax consequences (Stradley Ronon Stevens & Young, LLP). Final signed opinion will be filed by post-effective amendment pursuant to an undertaking.

13.	(a) Form of Recordkeeping Agreement between the Registrant and ALPS Distributors, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(b) Form of Recordkeeping Agreement (Non-Compensation) of the Registrant for the VA Funds, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(c) Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc., dated April 1, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(d) Form of Exhibit II to the Agreement for Administration Services between Registrant and MTB Investment Advisors, Inc. (to be filed by amendment).

(e) Fund Administration and Accounting Agreement between Registrant and The Bank of New York, dated September 10, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 83 on Form N-1A filed April 27, 2010.

(f) Form of Exhibit A to the Fund Administration and Accounting Agreement between Registrant and The Bank of New York (to be filed by amendment).

(g) Form of Intermediary Servicing Agreement of the Registrant, incorporated by Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(h) Conformed copy of Shareholder Services Plan, dated September 23, 2010, amended March 9, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 87 on Form N-1A filed April 15, 2011.

(i) Form of Exhibit A to the Shareholder Services Plan (to be filed by amendment).

(j) Conformed copy of Indemnification Agreement of the Registrant, dated December 13, 2001, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(k) Conformed copy of Service Mark License Agreement, dated September 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(l) Conformed copy of Assignment and Consent of Fund Participation Agreement, dated August 22, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 60 on Form N-1A filed July 1, 2004.

(m) Amended and Restated Participation Agreement among MTB Group of Funds and ALPS Distributors, Inc., MTB Investment Advisors, Inc., TransAmerica Life Insurance Co. and TransAmerica Financial Life Insurance Co., dated September 6, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(n) Amendment No. 1 to Participation Agreement Among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and The Hartford Life Insurance Company, dated November 17, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(o) Transfer Agent Interactive Client and Services Agreement between the Registrant and ALPS Fund Services, Inc., dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(p) Transfer Agency and Services Agreement between the Registrant and BNY Mellon (formerly known as The Bank of New York), dated (to be filed by amendment).

(q) Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and First SunAmerica Life Assurance Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(r) Participation Agreement among MTB Group of Funds, MTB Investment Advisors, Inc., ALPS Distributors, Inc. and AIG SunAmerica Life Insurance

Company, dated November 16, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(s) Conformed copy of June 1, 2007 Letter Agreement (Administrative Services Agreement) and conformed copy of August 1, 2007 Letter Agreement (Administrative Services Agreement), incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(t) Conformed copy of Fax-in Processing Instructions, all exhibits have been filed electronically.

14.	Consent of Ernst & Young LLP, Independent Registered Accounting Firm, is filed herewith as Exhibit No. EX-16.14.

15.	Not Applicable.

16.	(a) Conformed copy of Power of Attorney of the Registrant, dated March 12, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 59 on Form N-1A filed April 28, 2004.

(b) Conformed copy of Power of Attorney of Chairman and Trustee Joseph J. Castiglia, dated July 14, 2004, incorporated by reference to Registrant’s Post-Effective Amendment No. 61 on Form N-1A filed August 30, 2004.

(c) Conformed copy of Power of Attorney of Trustee Marguerite Hambleton, dated August 22, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 66 on Form N-1A filed October 7, 2005.

(d) Power of Attorney of the Treasurer Guy Nordahl, dated April 15, 2008, incorporated by reference to Registrant’s Post-Effective Amendment No. 75 on Form N-1A filed April 21, 2008.

(e) Powers of Attorney, dated November 16, 2011, incorporated herein by reference to Registrant’s Form N-14 filed December 2, 2012. (File No. 333-178305)

17.	(a) MTB Group of Funds Prospectus and Statement of Additional Information dated August 31, 2011 with respect to MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, MTB U.S. Government Bond Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund and MTB Short Duration Government Bond Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 90 on Form N-1A filed August 29, 2011.

(b) Supplement dated November 4, 2011 to the Combined Statutory Prospectus, dated August 31, 2011 regarding the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund is incorporated by reference to the supplement filed on November 4, 2011.

(c) Supplement dated January 9, 2012 to the Combined Statutory Prospectus, dated August 31, 2011, is incorporated herein by reference to the supplement filed on January 9, 2012.

(d) Copy of Code of Ethics for Access Persons (Manufacturers and Traders Trust Company), dated July 1, 2002, incorporated by reference to Registrant’s Post-Effective Amendment No. 54 on Form N-1A filed June 27, 2002.

(e) Copy of Code of Ethics of ALPS Holdings, Inc., dated May 1, 2010, incorporate by reference to Registrant’s Post-Effective Amendment No. 86 on Form N-1A filed August 30, 2010.

(f) Copy of Code of Ethics of LSV Asset Management, dated January 19, 2007, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(g) Copy of Code of Ethics Regarding Personal Securities Trading – MTBIA, incorporated by reference to Registrant’s Post-Effective Amendment No. 70 on Form N-1A filed August 28, 2006.

(h) Copy of Code of Ethics of NWQ Investment Management Company LLC, dated August 1, 2005, incorporated by reference to Registrant’s Post-Effective Amendment No. 74 on Form N-1A filed August 28, 2007.

(i) Copy of Code of Ethics of Baring International Investment, Limited incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(j) Copy of Code of Ethics of Rodney Square Management Corporation incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(k) Copy of Code of Ethics of EII Realty Securities, Inc. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(l) Copy of Code of Ethics of CBRE Clarion Securities, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(m) Copy of Code of Ethics of Pacific Investment Management Company LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(n) Copy of Code of Ethics of HSBC Global Asset Management (USA) Inc. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(o) Copy of Code of Ethics of Rock Maple Services, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(p) Copy of Code of Ethics of Acuity Capital Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(q) Copy of Code of Ethics of Adar Investment Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(r) Copy of Code of Ethics of Calypso Capital Management, L.P. incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(s) Copy of Code of Ethics of TIG Advisors, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(t) Copy of Code of Ethics of Water Island Capital, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(u) Copy of Code of Ethics of Whitebox Advisors LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(v) Copy of Code of Ethics of Madison Street Partners, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(w) Copy of Code of Ethics of Parametric Risk Advisors, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(x) Copy of Code of Ethics of Evercore Wealth Management, LLC incorporated herein by reference to Registrant’s Post-Effective Amendment No. 98 on Form N-1A filed December 30, 2011.

(y) The audited financial statements and related report of the independent public accounting firm for the Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund included in Annual Report to Shareholders of the MTB Group of Funds’ U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Money Market Fund, Prime Money Market Fund, New York Tax-Free, Money Market Fund, Pennsylvania Tax-Free and Money Market Fund for the fiscal year ended April 30, 2011 are incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011. No other part of the Annual Report is incorporated herein by reference.

(z) The audited financial statements and related report of the independent public accounting firm for the Intermediate-Term Bond Fund, Income Fund, and International Equity Fund included in Annual Report to Shareholders of the MTB Group of Funds’ Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Intermediate-Term Bond Fund, Income Fund, Strategic Allocation Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and International Equity Fund for the fiscal year ended April 30, 2011 are incorporated by reference to the Registrant’s Form N-CSR filed on June 30, 2011. No other part of the Annual Report is incorporated herein by reference.

(aa) The unaudited financial statements for the Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund included in Semi-Annual Report to Shareholders of the MTB Group of Funds’ U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Tax-Free Money Market Fund, Money Market Fund, Prime Money Market Fund, New York Tax-Free, Money Market Fund, Pennsylvania Tax-Free and Money Market Fund for the fiscal period ended October 31, 2011 are incorporated herein by reference to the Registrant’s Form N-CSRS filed on December 28, 2011. No other part of the Semi-Annual Report is incorporated herein by reference.

(bb) The unaudited financial statements for the Intermediate-Term Bond Fund, Income Fund, and International Equity Fund included in Semi-Annual Report to Shareholders of the MTB Group of Funds’ Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Virginia Municipal Bond Fund, Intermediate-Term Bond Fund, Income Fund, Strategic Allocation Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Small Cap Growth Fund and International Equity Fund for the fiscal period ended October 31, 2011 are incorporated herein by reference to the Registrant’s Form N-CSRS filed on December 28, 2011. No other part of the Semi-Annual Report is incorporated herein by reference.

(cc) Form of Proxy Card is filed herewith as Exhibit 16-17(cc).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by post-effective amendment the opinion of counsel regarding tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, and the State of New York on the 9th day of January, 2012. The Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933.

MTB Group of Funds
Registrant

By:	/S/ LISA R. GROSSWIRTH*
Lisa R. Grosswirth
Secretary of MTB Group of Funds

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 9th day of January, 2012.

Name	Title	Date

JOSEPH J. CASTIGLIA* Joseph J. Castiglia	Chairman of the Board and Trustee	January 9, 2012

RICHARD J. BERTHY* Richard J. Berthy	Chief Executive Officer	January 9, 2012

TIMOTHY L. BRENNER* Timothy L. Brenner	President	January 9, 2012

GUY NORDAHL* Guy Nordahl	Treasurer	January 9, 2012

WILLIAM H. COWIE, JR.* William H. Cowie, Jr.	Trustee	January 9, 2012

JOHN S. CRAMER* John S. Cramer	Trustee	January 9, 2012

KENNETH G. THOMPSON* Kenneth G. Thompson	Trustee	January 9, 2012

DANIEL R. GERNATT, JR.* Daniel R. Gernatt, Jr.	Trustee	January 9, 2012

Name	Title	Date

RICHARD B. SEIDEL* Richard B. Seidel	Trustee	January 9, 2012

DR. MARGUERITE D. HAMBLETON* Dr. Marguerite D. Hambleton	Trustee	January 9, 2012

JEFFREY DURKEE* Jeffrey Durkee	Trustee	January 9, 2012

By: /s/ LISA R GROSSWIRTH Lisa R. Grosswirth	Secretary	January 9, 2012
As Attorney-In-Fact For the persons listed above

* By Power of Attorney

EXHIBIT LIST

EXHIBITS	EXHIBIT NO.

Consent of Ernst & Young LLP	EX-16.14.

Form of Proxy Card	EX-16.17(cc)